BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited)
June 30, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities
(a)
AlbaCore EURO CLO I DAC, Series 1X, Class
ER, (EURIBOR 3 Month + 5.96%), 5.96%,
10/18/34
(b)
..................... EUR 1,400 $ 1,190,175
Anchorage Capital Europe CLO 2 DAC,
Series 2X, Class ER, (EURIBOR 3 Month +
6.45%), 6.45%, 04/15/34
(b)
.......... 1,561 1,362,257
Aqueduct European CLO 2 DAC, Series 2017-
2X, Class E, (EURIBOR 3 Month + 4.40%),
4.40%, 10/15/30
(b)
................ 884 772,051
ARBOUR CLO VIII DAC, Series 8X, Class
ER, (EURIBOR 3 Month + 6.11%), 6.11%,
10/15/34
(b)
..................... 700 603,682
Atrium VIII, Series 8A, Class SUB, 0.00%,
10/23/24
(c)
..................... USD 11,500 20,930
Aurium CLO II DAC, Series 2X, Class ERR,
(EURIBOR 3 Month + 6.08%), 6.08%,
06/22/34
(b)
..................... EUR 500 428,115
Avoca CLO XV DAC, Series 15X, Class ER,
(EURIBOR 3 Month + 4.13%), 4.13%,
04/15/31
(b)
..................... 620 528,745
BBAM European CLO I DAC, Series 1X, Class
ER, (EURIBOR 3 Month + 5.91%), 5.91%,
07/22/34
(b)
..................... 500 429,431
BBAM European CLO II DAC, Series 2X, Class
E, (EURIBOR 3 Month + 6.11%), 6.11%,
10/15/34
(b)
..................... 1,400 1,184,635
Bilbao CLO I DAC, Series 1X, Class D,
(EURIBOR 3 Month + 4.73%), 4.73%,
07/20/31
(b)
..................... 400 336,437
Bilbao CLO II DAC, Series 2X, Class DR,
(EURIBOR 3 Month + 5.97%), 5.97%,
08/20/35
(b)
..................... 1,000 840,379
BlueMountain Fuji EUR CLO IV DAC, Series
4X, Class ER, (EURIBOR 3 Month +
6.21%), 6.21%, 02/25/34
(b)
.......... 1,000 866,518
Cairn CLO XIV DAC, Series 2021-14X, Class
E, (EURIBOR 3 Month + 6.11%), 6.11%,
10/29/34
(b)
..................... 1,400 1,204,081
Capital Four CLO III DAC, Series 3X, Class
E, (EURIBOR 3 Month + 6.06%), 6.06%,
10/15/34
(b)
..................... 1,020 872,707
Carlyle Global Market Strategies CLO Ltd.,
Series 2015-4A, Class SBB1, (LIBOR USD
3 Month + 8.50%), 9.56%, 07/20/32
(c)
... USD 225 203,954
Contego CLO IX DAC, Series 9X, Class E,
(EURIBOR 3 Month + 6.01%), 6.01%,
01/24/34
(b)
..................... EUR 674 579,674
Contego CLO VIII DAC, Series 8X, Class
ER, (EURIBOR 3 Month + 6.06%), 6.06%,
01/25/34
(b)
..................... 1,400 1,236,650
CVC Cordatus Loan Fund XX DAC, Series
20X, Class E, (EURIBOR 3 Month + 5.61%),
5.61%, 06/22/34
(b)
................ 263 219,633
Fair Oaks Loan Funding III DAC, Series 3X,
Class ER, (EURIBOR 3 Month + 6.11%),
6.11%, 10/15/34
(b)
................ 1,039 887,700
Galaxy XVIII CLO Ltd., Series 2018-28A, Class
C, (LIBOR USD 3 Month + 1.95%), 2.99%,
07/15/31
(c)
..................... USD 250 235,018
Greene King Finance plc, Series
B2,  (SONIO/N + 2.20%), 3.39%, 03/15/36
(b)
GBP 100 98,601
Harvest CLO XVI DAC, Series 16X, Class
ER, (EURIBOR 3 Month + 5.57%), 5.57%,
10/15/31
(b)
..................... EUR 1,125 986,615
Security
Par (000)
Par (000) Value
Asset-Backed Securities
(a)
(continued)
Invesco Euro CLO, Series 6X, Class E,
(EURIBOR 3 Month + 5.99%), 5.99%,
07/15/34
(b)
..................... EUR 770 $ 666,811
Invesco Euro CLO III DAC, Series 3X, Class
F, (EURIBOR 3 Month + 8.07%), 8.07%,
07/15/32
(b)
..................... 237 206,201
Jamestown CLO IV Ltd., Series 2014-4A, Class
SUB, 0.00%, 07/15/26
(c)(d)
........... USD 2,000 —
Neuberger Berman Loan Advisers Euro CLO
DAC, Series 2021-2X, Class E, (EURIBOR
3 Month + 6.06%), 6.06%, 04/15/34
(b)
... EUR 1,223 1,054,306
North Westerly VII ESG CLO DAC, Series
VII-X, Class E, (EURIBOR 3 Month +
5.66%), 5.66%, 05/15/34
(b)
.......... 200 167,627
Northwoods Capital 21 Euro DAC, Series
2020-21X, Class ER, (EURIBOR 3 Month +
6.06%), 6.06%, 07/22/34
(b)
.......... 500 428,404
Northwoods Capital 23 Euro DAC, Series 2021-
23X, Class E, (EURIBOR 3 Month + 6.21%),
6.21%, 03/15/34
(b)
................ 500 424,906
OCP Euro CLO DAC
(b)
Series 2017-2X, Class E, (EURIBOR 3
Month + 5.00%), 5.00%, 01/15/32 ... 1,347 1,177,179
Series 2017-2X, Class F, (EURIBOR 3
Month + 6.40%), 6.40%, 01/15/32 ... 900 731,302
Series 2019-3X, Class ER, (EURIBOR 3
Month + 6.02%), 6.02%, 04/20/33 ... 300 260,616
Providus CLO III DAC, Series 3X, Class ER,
(EURIBOR 3 Month + 6.26%), 6.26%,
07/18/34
(b)
..................... 1,000 871,118
Rockfield Park CLO DAC, Series 1X, Class
D, (EURIBOR 3 Month + 5.95%), 5.95%,
07/16/34
(b)
..................... 613 530,042
Seneca Park CLO Ltd., Series 2014-1A, Class
SUB, 0.00%, 07/17/26
(c)
............ USD 2,500 1,775
Voya Euro CLO II DAC, Series 2X, Class ER,
(EURIBOR 3 Month + 6.02%), 6.02%,
07/15/35
(b)
..................... EUR 670 574,898
Total Asset-Backed Securities — 0.1%
(Cost: $42,451,399) .............................. 22,183,173
Shares
Shares
Common Stocks
Banks — 0.0%
CF Bancorp LLC, (Acquired 04/08/15, cost
$3,626,127)
(e)(f)
.................. 3,704,388 68,450
Building Products — 0.0%
AZEK Co., Inc. (The)
(e)
............... 14,842 248,455
Chemicals — 0.2%
Diversey Holdings Ltd.
(e)
.............. 2,080,412 13,730,719
Element Solutions, Inc. ............... 1,010,137 17,980,439
31,711,158
Commercial Services & Supplies — 0.0%
Freedom Institute, Inc.
(d)(e)
............. 314,534 3
Communications Equipment — 0.0%
CommScope Holding Co., Inc.
(e)
......... 542,581 3,320,596
Containers & Packaging — 0.1%
Ardagh Metal Packaging SA, (Acquired
08/02/21, cost $21,863,306)
(e)(f)
....... 2,223,387 13,562,661

BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Shares
Shares Value
Diversified Telecommunication Services — 0.0%
Liberty Global plc, Class A
(e)
............ 25,595 $ 538,775
Electrical Equipment — 0.1%
Sensata Technologies Holding plc ........ 274,447 11,337,406
Equity Real Estate Investment Trusts (REITs) — 0.1%
Gaming and Leisure Properties, Inc. ...... 194,773 8,932,290
Hotels, Restaurants & Leisure — 0.0%
NEW Top YK
(d)(e)(g)
.................. 33,516 —
IT Services — 0.0%
(e)
Block, Inc., Class A ................. 53,398 3,281,841
Twilio, Inc., Class A ................. 26,405 2,213,003
5,494,844
Life Sciences Tools & Services — 0.2%
(e)
Avantor, Inc. ...................... 522,112 16,237,683
Syneos Health, Inc. ................. 309,110 22,157,005
38,394,688
Media — 0.0%
Clear Channel Outdoor Holdings, Inc.
(e)
.... 4,249,634 4,547,108
Metals & Mining — 0.1%
Constellium SE, Class A
(e)
............. 1,740,611 22,993,471
Oil, Gas & Consumable Fuels — 0.5%
Cheniere Energy, Inc. ................ 121,270 16,132,548
Chesapeake Energy Corp. ............ 399,202 32,375,283
Energy Transfer LP ................. 3,570,529 35,633,880
KCAD Holdings I Ltd.
(d)(e)
.............. 4,067,849,248 40,679
Targa Resources Corp. ............... 210,178 12,541,321
96,723,711
Road & Rail — 0.1%
Uber Technologies, Inc.
(e)
............. 507,516 10,383,777
Semiconductors & Semiconductor Equipment — 0.0%
(e)
Maxeon Solar Technologies Ltd. ......... 171 2,272
SunPower Corp. ................... 1,369 21,644
23,916
Software — 0.1%
Informatica, Inc., Class A
(e)(h)
........... 887,750 18,438,568
Total Common Stocks — 1.5%
(Cost: $314,908,657) ............................. 266,719,877
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 3.0%
Bombardier, Inc.
(c)
7.50%, 03/15/25 ................. USD 4,006 3,620,423
7.13%, 06/15/26 ................. 42,231 34,818,615
7.88%, 04/15/27 ................. 35,662 29,685,405
6.00%, 02/15/28 ................. 33,869 25,381,429
7.45%, 05/01/34 ................. 1,604 1,202,920
BWX Technologies, Inc.
(c)
4.13%, 06/30/28 ................. 11,890 10,582,100
4.13%, 04/15/29 ................. 11,699 10,265,872
F-Brasile SpA, Series XR, 7.38%, 08/15/26
(c)
18,776 14,954,708
Howmet Aerospace, Inc., 5.13%, 10/01/24 . 505 500,581
Maxar Technologies, Inc., 7.75%, 06/15/27
(c)
5,061 5,013,022
Rolls-Royce plc, 5.75%, 10/15/27
(c)
...... 42,165 38,003,315
Spirit AeroSystems, Inc.
(c)
5.50%, 01/15/25 ................. 3,994 3,694,450
7.50%, 04/15/25 ................. 2,136 1,983,810
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
TransDigm, Inc.
8.00%, 12/15/25
(c)
................ USD 13,543 $ 13,695,224
6.25%, 03/15/26
(c)
................ 281,947 271,726,421
6.38%, 06/15/26 ................. 961 898,535
7.50%, 03/15/27 ................. 7,602 7,171,803
4.63%, 01/15/29 ................. 27,008 21,741,980
4.88%, 05/01/29 ................. 17,926 14,592,481
Triumph Group, Inc., 8.88%, 06/01/24
(c)
... 33,181 33,425,544
542,958,638
Airlines — 1.8%
Air Canada, 3.88%, 08/15/26
(c)
......... 15,650 13,238,178
Air France-KLM, 3.88%, 07/01/26
(b)
...... EUR 2,800 2,376,751
American Airlines, Inc.
(c)
11.75%, 07/15/25 ................ USD 55,801 57,748,455
5.50%, 04/20/26 ................. 18,574 17,065,809
5.75%, 04/20/29 ................. 56,930 48,604,904
Delta Air Lines, Inc.
(c)
7.00%, 05/01/25 ................. 5,073 5,134,833
4.75%, 10/20/28 ................. 11,158 10,539,774
Deutsche Lufthansa AG
(b)
2.88%, 02/11/25 ................. EUR 1,100 1,026,127
2.88%, 05/16/27 ................. 500 413,468
3.75%, 02/11/28 ................. 2,800 2,354,744
3.50%, 07/14/29 ................. 2,400 1,887,351
Hawaiian Brand Intellectual Property Ltd.,
5.75%, 01/20/26
(c)
............... USD 14,363 12,872,026
International Consolidated Airlines Group SA
(b)
0.63%, 11/17/22
(i)
................ EUR 100 102,545
2.75%, 03/25/25 ................. 2,200 1,949,589
1.13%, 05/18/28
(i)
................ 3,100 2,182,505
3.75%, 03/25/29 ................. 1,600 1,183,764
Mileage Plus Holdings LLC, 6.50%, 06/20/27
(c)
USD 50,021 49,160,639
Spirit Loyalty Cayman Ltd., 8.00%, 09/20/25
(c)
2,945 3,022,396
United Airlines Pass-Through Trust
Series 2020-1, Class B, 4.88%, 01/15/26 3,669 3,483,737
Series 2020-1, Class A, 5.88%, 10/15/27 35,553 34,930,400
United Airlines, Inc.
(c)
4.38%, 04/15/26 ................. 24,120 21,253,821
4.63%, 04/15/29 ................. 31,797 26,972,441
317,504,257
Auto Components — 1.9%
Adient US LLC, 9.00%, 04/15/25
(c)
...... 12,490 12,989,600
Allison Transmission, Inc., 5.88%, 06/01/29
(c)
8,243 7,665,990
Clarios Global LP
6.75%, 05/15/25
(c)
................ 18,857 18,676,916
4.38%, 05/15/26
(b)
................ EUR 4,100 3,740,908
6.25%, 05/15/26
(c)
................ USD 43,206 41,585,775
8.50%, 05/15/27
(c)
................ 158,040 152,741,709
Dana Financing Luxembourg SARL, 3.00%,
07/15/29
(b)
.................... EUR 1,000 746,664
Dealer Tire LLC, 8.00%, 02/01/28
(c)
...... USD 14,249 12,309,711
Dornoch Debt Merger Sub, Inc., 6.63%,
10/15/29
(c)
.................... 7,439 5,493,702
Faurecia SE
(b)
2.75%, 02/15/27 ................. EUR 1,800 1,466,606
3.75%, 06/15/28 ................. 1,579 1,275,969
Gestamp Automocion SA, 3.25%, 04/30/26
(b)
167 153,569
Goodyear Tire & Rubber Co. (The)
9.50%, 05/31/25 ................. USD 4,574 4,730,304
5.00%, 07/15/29 ................. 10,555 8,741,198
5.63%, 04/30/33 ................. 11,620 9,306,225
Grupo Antolin-Irausa SA
(b)
3.38%, 04/30/26 ................. EUR 443 343,539
3.50%, 04/30/28 ................. 2,196 1,531,772

BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Auto Components (continued)
Icahn Enterprises LP
4.75%, 09/15/24 ................. USD 6,704 $ 6,256,889
6.25%, 05/15/26 ................. 7,189 6,730,054
5.25%, 05/15/27 ................. 32,468 28,761,453
4.38%, 02/01/29 ................. 14,760 11,928,442
IHO Verwaltungs GmbH, 3.88%, (3.88% Cash
or 4.63% PIK), 05/15/27
(a)(b)(j)
........ EUR 2,811 2,290,597
Patrick Industries, Inc., 4.75%, 05/01/29
(c)
.. USD 3,982 2,963,524
ZF Europe Finance BV
(b)
2.00%, 02/23/26 ................. EUR 1,100 952,409
2.50%, 10/23/27 ................. 2,100 1,679,553
ZF Finance GmbH, 2.00%, 05/06/27
(b)
.... 1,200 967,803
346,030,881
Automobiles — 0.3%
Ford Motor Co.
3.25%, 02/12/32 ................. USD 40,942 30,620,522
4.75%, 01/15/43 ................. 6,155 4,384,418
5.29%, 12/08/46 ................. 2,727 2,091,350
Jaguar Land Rover Automotive plc
7.75%, 10/15/25
(c)
................ 400 370,440
6.88%, 11/15/26
(b)
................ EUR 1,000 917,572
5.88%, 01/15/28
(c)
................ USD 400 305,552
Mclaren Finance plc, 7.50%, 08/01/26
(c)
... 325 240,143
RCI Banque SA, (EUR Swap Annual 5 Year +
2.85%), 2.63%, 02/18/30
(a)(b)
......... EUR 4,600 4,178,036
Renault SA, 2.38%, 05/25/26
(b)
......... 1,400 1,255,658
Thor Industries, Inc., 4.00%, 10/15/29
(c)
... USD 11,258 8,916,336
Volvo Car AB, 2.50%, 10/07/27
(b)
....... EUR 1,051 954,218
Winnebago Industries, Inc., 6.25%, 07/15/28
(c)
USD 7,752 7,098,855
61,333,100
Banks — 0.6%
Banco Bilbao Vizcaya Argentaria SA, (EUR
Swap Annual 5 Year + 6.04%), 6.00%
(a)(b)(k)
EUR 600 589,472
Banco BPM SpA
(a)(b)
(EUR Swap Annual 5 Year + 5.42%),
5.00%, 09/14/30 ............... 882 879,260
(EUR Swap Annual 5 Year + 3.17%),
2.88%, 06/29/31 ............... 3,950 3,508,144
(EUR Swap Annual 5 Year + 3.40%),
3.38%, 01/19/32 ............... 425 373,562
Banco de Sabadell SA
(a)(b)
(EUR Swap Annual 1 Year + 2.20%),
2.63%, 03/24/26 ............... 300 298,150
(EUR Swap Annual 5 Year + 2.20%),
2.00%, 01/17/30 ............... 1,900 1,732,261
(EUR Swap Annual 5 Year + 2.95%),
2.50%, 04/15/31 ............... 1,700 1,480,083
Banco Espirito Santo SA
(b)(e)(l)
2.63%, 05/08/17 ................. 10,400 1,580,308
4.75%, 01/15/18 ................. 12,300 1,869,019
4.00%, 01/21/19 ................. 12,000 1,823,433
Banco Santander SA, (EUR Swap Annual 5
Year + 4.53%), 4.38%
(a)(b)(k)
.......... 800 705,019
Bank of Cyprus PCL, (EUR Swap Annual 1
Year + 2.79%), 2.50%, 06/24/27
(a)(b)
.... 1,300 1,054,938
Barclays plc
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.87%),
6.13%
(a)(k)
.................... USD 800 742,782
5.20%, 05/12/26 ................. 7,800 7,766,709
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.41%),
4.38%
(a)(k)
.................... 7,990 6,127,240
BPER Banca, (EUR Swap Annual 5 Year +
3.73%), 3.88%, 07/25/32
(a)(b)
......... EUR 1,450 1,287,936
Security
Par (000)
Par (000) Value
Banks (continued)
CaixaBank SA, (EUR Swap Annual 5 Year +
6.22%), 6.38%
(a)(b)(k)
.............. EUR 2,800 $ 2,904,917
Commerzbank AG, (EUR Swap Annual 5 Year
+ 6.36%), 6.13%
(a)(b)(k)
............. 4,000 3,783,100
Credit Agricole SA, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
3.24%), 4.75%
(a)(c)(k)
.............. USD 14,045 10,915,305
First-Citizens Bank & Trust Co., 6.00%,
04/01/36 ..................... 23,131 24,445,935
HSBC Bank plc, Series 1M, (LIBOR USD 6
Month + 0.25%), 3.12%
(a)(k)
......... 2,720 2,075,360
HSBC Holdings plc, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
3.65%), 4.60%
(a)(k)
............... 6,310 4,850,210
Intesa Sanpaolo SpA
(EUR Swap Annual 5 Year + 7.19%),
7.75%
(a)(b)(k)
................... EUR 1,883 1,869,692
(EUR Swap Annual 5 Year + 5.56%),
6.38%
(a)(b)(k)
................... 500 442,164
(EUR Swap Annual 5 Year + 5.75%),
5.88%, 03/04/29
(a)(b)
............. 313 332,157
5.15%, 06/10/30
(b)
................ GBP 1,400 1,471,867
(EUR Swap Annual 5 Year + 6.09%),
5.88%
(a)(b)(k)
................... EUR 1,325 1,080,501
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.60%),
4.20%, 06/01/32
(a)(c)
............. USD 10,505 7,694,449
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.75%),
4.95%, 06/01/42
(a)(c)
............. 7,665 5,178,772
Societe Generale SA, (USD Swap Semi 5 Year
+ 4.98%), 7.88%
(a)(c)(k)
............. 600 587,886
UniCredit SpA
(a)(b)
(EUR Swap Annual 5 Year + 6.39%),
6.63%
(k)
..................... EUR 1,400 1,389,739
(EURIBOR Swap Rate 5 Year + 7.33%),
7.50%
(k)
..................... 1,400 1,352,175
(EURIBOR Swap Rate 5 Year + 4.08%),
3.88%
(k)
..................... 1,000 748,867
(EUR Swap Annual 5 Year + 2.80%),
2.73%, 01/15/32 ............... 1,000 886,687
103,828,099
Biotechnology — 0.0%
(b)
Cidron Aida Finco SARL
5.00%, 04/01/28 ................. 3,261 2,838,668
6.25%, 04/01/28 ................. GBP 1,624 1,616,112
Grifols Escrow Issuer SA, 3.88%, 10/15/28 . EUR 935 807,155
5,261,935
Building Products — 0.7%
Advanced Drainage Systems, Inc.
(c)
5.00%, 09/30/27 ................. USD 7,982 7,359,564
6.38%, 06/15/30 ................. 22,381 21,856,613
Cornerstone Building Brands, Inc., 6.13%,
01/15/29
(c)
.................... 8,888 5,710,030
CP Atlas Buyer, Inc., 7.00%, 12/01/28
(c)
... 4,078 2,945,050
HT Troplast GmbH, 9.25%, 07/15/25
(b)
.... EUR 1,071 993,283
James Hardie International Finance DAC,
5.00%, 01/15/28
(c)
............... USD 3,204 2,851,560
JELD-WEN, Inc.
(c)
6.25%, 05/15/25 ................. 9,275 8,904,000
4.63%, 12/15/25 ................. 1,428 1,213,800
Masonite International Corp.
(c)
5.38%, 02/01/28 ................. 550 497,750
3.50%, 02/15/30 ................. 7,398 5,888,588

BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Building Products (continued)
New Enterprise Stone & Lime Co., Inc.
(c)
5.25%, 07/15/28 ................. USD 5,389 $ 4,429,945
9.75%, 07/15/28 ................. 8,367 7,153,785
PCF GmbH, 4.75%, 04/15/26
(b)
........ EUR 1,503 1,240,367
SRM Escrow Issuer LLC, 6.00%, 11/01/28
(c)
. USD 34,261 28,958,425
Standard Industries, Inc.
(c)
4.75%, 01/15/28 ................. 604 516,420
4.38%, 07/15/30 ................. 16,185 12,765,919
3.38%, 01/15/31 ................. 7,274 5,365,434
Summit Materials LLC, 5.25%, 01/15/29
(c)
.. 9,608 8,382,980
127,033,513
Capital Markets — 0.5%
Aretec Escrow Issuer, Inc., 7.50%, 04/01/29
(c)
8,343 7,109,909
Codere New Holdco SA
7.50%, 11/30/27
(c)
................ EUR 929 775,764
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(c)
............... USD 13,295 10,968,375
Credit Suisse Group AG
(a)(k)
(USD Swap Semi 5 Year + 4.60%), 7.50%
(b)
969 922,040
(USD Swap Semi 5 Year + 3.46%), 6.25%
(c)
3,600 3,276,000
(USD Swap Rate 5 Year + 4.33%), 7.25%
(b)
2,200 1,911,468
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%),
6.38%
(c)
..................... 12,614 10,422,293
Deutsche Bank AG
(a)(b)
(EUR Swap Annual 5 Year + 5.69%),
6.75%
(k)
..................... EUR 400 374,387
(EURIBOR Swap Rate 5 Year + 3.30%),
4.00%, 06/24/32 ............... 1,800 1,725,031
Drawbridge Special Opportunities Fund LP,
3.88%, 02/15/26
(c)
............... USD 1,189 1,090,106
Kane Bidco Ltd.
(b)
5.00%, 02/15/27 ................. EUR 871 806,486
6.50%, 02/15/27 ................. GBP 713 757,881
Lehman Brothers Holdings, Inc.
5.38%, 10/17/12
(e)(l)
............... EUR 4,550 26,225
4.75%, 01/16/14
(d)(e)(l)
.............. 14,545 83,833
(EURIBOR 3 Month + 0.30%), 0.00%,
02/05/14
(a)(e)(l)
................. 22,800 131,413
0.00%, 12/30/16 ................. USD 1,000 4,000
MSCI, Inc.
(c)
3.63%, 09/01/30 ................. 5,813 4,846,177
3.88%, 02/15/31 ................. 7,719 6,599,745
3.63%, 11/01/31 ................. 2,120 1,745,074
3.25%, 08/15/33 ................. 8,343 6,650,122
OWL Rock Core Income Corp., 5.50%,
03/21/25
(c)
.................... 10,277 9,866,232
Sherwood Financing plc
(b)
4.50%, 11/15/26 ................. EUR 469 411,130
6.00%, 11/15/26 ................. GBP 313 305,018
UBS Group AG, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 3.31%),
4.38%
(a)(c)(k)
................... USD 13,275 9,711,990
80,520,699
Chemicals — 2.2%
Ashland LLC, 3.38%, 09/01/31
(c)
........ 16,380 13,323,065
Axalta Coating Systems LLC
(c)
4.75%, 06/15/27 ................. 15,754 14,156,544
3.38%, 02/15/29 ................. 19,293 15,750,227
Chemours Co. (The)
4.00%, 05/15/26 ................. EUR 1,300 1,205,667
5.75%, 11/15/28
(c)
................ USD 4,396 3,746,403
Diamond BC BV, 4.63%, 10/01/29
(c)
...... 34,955 27,953,513
Element Solutions, Inc., 3.88%, 09/01/28
(c)
. 87,819 72,462,091
EverArc Escrow SARL, 5.00%, 10/30/29
(c)
.. 38,481 32,390,035
Security
Par (000)
Par (000) Value
Chemicals (continued)
FIS Fabbrica Italiana Sintetici SpA, 5.63%,
08/01/27
(b)
.................... EUR 1,661 $ 1,465,884
Gates Global LLC, 6.25%, 01/15/26
(c)
..... USD 21,359 19,810,472
GCP Applied Technologies, Inc., 5.50%,
04/15/26
(c)
.................... 12,110 12,049,450
HB Fuller Co., 4.25%, 10/15/28 ........ 8,667 7,272,133
Herens Holdco SARL, 4.75%, 05/15/28
(c)
.. 18,718 15,550,914
Herens Midco SARL, 5.25%, 05/15/29
(b)
... EUR 3,743 2,559,338
Illuminate Buyer LLC, 9.00%, 07/01/28
(c)
... USD 31,982 25,265,780
Ingevity Corp., 3.88%, 11/01/28
(c)
....... 5,329 4,463,038
Kobe US Midco 2, Inc., 9.25%, 11/01/26
(a)(c)
. 15,279 13,974,785
Kronos International, Inc., 3.75%, 09/15/25
(b)
EUR 1,300 1,214,802
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29
(c)
.. USD 7,540 6,352,450
Lune Holdings SARL, 5.63%, 11/15/28
(b)
... EUR 1,625 1,367,308
Minerals Technologies, Inc., 5.00%, 07/01/28
(c)
USD 9,937 8,648,171
Monitchem HoldCo 2 SA, 9.50%, 09/15/26
(b)
EUR 300 296,308
Monitchem HoldCo 3 SA, 5.25%, 03/15/25
(b)
3,793 3,641,979
NOVA Chemicals Corp., 4.88%, 06/01/24
(c)
. USD 1,606 1,526,499
Olin Corp., 5.50%, 08/15/22 .......... 255 253,406
Olympus Water US Holding Corp.
(b)
3.88%, 10/01/28 ................. EUR 797 675,122
5.38%, 10/01/29 ................. 858 644,248
SCIL IV LLC
(EURIBOR 3 Month + 4.38%), 4.37%,
11/01/26
(a)(b)
.................. 728 698,824
4.38%, 11/01/26
(b)
................ 701 594,522
5.38%, 11/01/26
(c)
................ USD 14,497 11,597,600
Scotts Miracle-Gro Co. (The)
4.00%, 04/01/31 ................. 10,152 7,588,620
4.38%, 02/01/32 ................. 1,779 1,352,449
SPCM SA, 3.13%, 03/15/27
(c)
......... 6,314 5,318,535
WR Grace Holdings LLC, 5.63%, 08/15/29
(c)
81,371 59,909,399
395,079,581
Commercial Services & Supplies — 2.8%
ADT Security Corp. (The)
(c)
4.13%, 08/01/29 ................. 1,578 1,280,650
4.88%, 07/15/32 ................. 3,022 2,405,572
Allied Universal Holdco LLC
6.63%, 07/15/26
(c)
................ 76,032 69,769,244
9.75%, 07/15/27
(c)
................ 28,305 23,955,654
3.63%, 06/01/28
(b)
................ EUR 1,820 1,435,144
4.63%, 06/01/28
(c)
................ USD 72,496 59,225,564
4.88%, 06/01/28
(b)
................ GBP 827 789,510
6.00%, 06/01/29
(c)
................ USD 58,202 42,264,635
APi Escrow Corp., 4.75%, 10/15/29
(c)
..... 6,702 5,411,865
APi Group DE, Inc., 4.13%, 07/15/29
(c)
.... 12,124 9,628,881
APX Group, Inc.
(c)
6.75%, 02/15/27 ................. 10,209 9,467,842
5.75%, 07/15/29 ................. 16,067 12,438,930
Aramark Services, Inc.
(c)
5.00%, 04/01/25 ................. 1,951 1,869,341
6.38%, 05/01/25 ................. 14,910 14,587,198
5.00%, 02/01/28 ................. 23,293 21,108,350
Brink's Co. (The), 5.50%, 07/15/25
(c)
..... 1,038 998,784
Clean Harbors, Inc.
(c)
4.88%, 07/15/27 ................. 5,230 4,785,450
5.13%, 07/15/29 ................. 6,714 6,092,955
Covanta Holding Corp.
4.88%, 12/01/29
(c)
................ 13,203 10,743,545
5.00%, 09/01/30 ................. 3,413 2,786,032
Garda World Security Corp., 4.63%, 02/15/27
(c)
6,371 5,479,060
GFL Environmental, Inc.
(c)
4.25%, 06/01/25 ................. 5,193 4,900,738
3.75%, 08/01/25 ................. 4,929 4,571,647
5.13%, 12/15/26 ................. 21,632 20,686,679

BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
4.00%, 08/01/28 ................. USD 23,412 $ 19,314,900
3.50%, 09/01/28 ................. 1,057 906,378
4.75%, 06/15/29 ................. 16,063 13,292,133
4.38%, 08/15/29 ................. 7,080 5,699,400
IAA, Inc., 5.50%, 06/15/27
(c)
.......... 9,997 9,311,606
Intrum AB
(b)
3.13%, 07/15/24 ................. EUR 2,000 1,934,851
4.88%, 08/15/25 ................. 1,446 1,370,421
3.50%, 07/15/26 ................. 1,654 1,445,233
Legends Hospitality Holding Co. LLC, 5.00%,
02/01/26
(c)
.................... USD 7,421 6,218,798
Madison IAQ LLC, 5.88%, 06/30/29
(c)
..... 15,301 11,725,462
Nielsen Finance LLC
(c)
5.63%, 10/01/28 ................. 12,726 11,818,636
5.88%, 10/01/30 ................. 7,388 6,783,366
Paprec Holding SA, 3.50%, 07/01/28
(b)
.... EUR 1,240 1,008,125
Prime Security Services Borrower LLC
(c)
5.75%, 04/15/26 ................. USD 3,127 2,915,927
6.25%, 01/15/28 ................. 22,006 18,410,120
Ritchie Bros Auctioneers, Inc., 5.38%,
01/15/25
(c)
.................... 4,373 4,281,910
Stericycle, Inc., 3.88%, 01/15/29
(c)
....... 9,877 8,074,448
Techem Verwaltungsgesellschaft 674 mbH,
6.00%, 07/30/26
(b)
............... EUR 2,462 2,178,095
Verde Bidco SpA, 4.63%, 10/01/26
(b)
..... 528 452,576
Verisure Holding AB
(b)
3.50%, 05/15/23 ................. 109 110,800
(EURIBOR 3 Month + 5.00%), 5.00%,
04/15/25
(a)
................... 791 801,914
3.88%, 07/15/26 ................. 1,425 1,305,617
3.25%, 02/15/27 ................. 4,381 3,787,246
Verisure Midholding AB, 5.25%, 02/15/29
(b)
. 298 237,365
Waste Pro USA, Inc., 5.50%, 02/15/26
(c)
... USD 32,392 28,773,814
498,842,411
Communications Equipment — 0.6%
Avaya, Inc., 6.13%, 09/15/28
(c)
......... 18,149 11,842,223
Ciena Corp., 4.00%, 01/31/30
(c)
........ 6,784 5,855,474
CommScope Technologies LLC, 6.00%,
06/15/25
(c)
.................... 25,316 21,898,340
CommScope, Inc.
(c)
6.00%, 03/01/26 ................. 153 140,917
8.25%, 03/01/27 ................. 2,340 1,849,770
7.13%, 07/01/28 ................. 12,951 9,843,796
4.75%, 09/01/29 ................. 19,657 15,857,204
Nokia OYJ, 6.63%, 05/15/39 .......... 7,083 7,003,316
ViaSat, Inc.
(c)
5.63%, 09/15/25 ................. 15,404 12,459,282
6.50%, 07/15/28 ................. 9,653 6,649,180
Viavi Solutions, Inc., 3.75%, 10/01/29
(c)
... 20,490 17,160,702
110,560,204
Construction & Engineering — 0.2%
Arcosa, Inc., 4.38%, 04/15/29
(c)
........ 24,523 20,809,096
Dycom Industries, Inc., 4.50%, 04/15/29
(c)
.. 5,899 5,150,476
Heathrow Finance plc, 4.63%, 09/01/29
(b)(m)
. GBP 2,042 2,141,454
MasTec, Inc., 4.50%, 08/15/28
(c)
........ USD 10,365 9,325,234
37,426,260
Consumer Finance — 1.4%
Castlelake Aviation Finance DAC, 5.00%,
04/15/27
(c)
.................... 4,986 4,139,132
Encore Capital Group, Inc.
(b)
4.88%, 10/15/25 ................. EUR 1,332 1,343,524
5.38%, 02/15/26 ................. GBP 1,000 1,139,697
4.25%, 06/01/28 ................. 2,373 2,377,362
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
Ford Motor Credit Co. LLC
3.81%, 01/09/24 ................. USD 1,844 $ 1,789,044
5.58%, 03/18/24 ................. 3,500 3,482,500
3.66%, 09/08/24 ................. 6,120 5,786,735
4.06%, 11/01/24 ................. 10,022 9,507,798
4.69%, 06/09/25 ................. 5,702 5,388,457
5.13%, 06/16/25 ................. 13,706 13,088,133
4.13%, 08/04/25 ................. 8,979 8,504,774
3.38%, 11/13/25 ................. 6,710 6,042,154
4.39%, 01/08/26 ................. 11,887 10,948,640
2.70%, 08/10/26 ................. 16,285 13,877,263
4.27%, 01/09/27 ................. 5,580 5,004,792
4.95%, 05/28/27 ................. 15,531 14,424,416
4.13%, 08/17/27 ................. 7,624 6,712,932
3.82%, 11/02/27 ................. 2,510 2,133,500
2.90%, 02/16/28 ................. 13,400 10,797,184
5.11%, 05/03/29 ................. 7,869 7,054,354
4.00%, 11/13/30 ................. 10,572 8,566,016
3.63%, 06/17/31 ................. 15,218 11,793,950
Global Aircraft Leasing Co. Ltd.
(c)(j)
6.50%, (6.50% Cash or 7.25% PIK),
09/15/24 .................... 7,500 5,681,196
Series 2021, 6.50%, (6.50% Cash or 7.25%
PIK), 09/15/24
(a)
............... 12,040 9,120,300
Lincoln Financing SARL, 3.63%, 04/01/24
(b)
. EUR 1,000 1,012,634
Navient Corp.
7.25%, 09/25/23 ................. USD 126 124,663
6.13%, 03/25/24 ................. 825 782,216
5.88%, 10/25/24 ................. 1,709 1,570,899
5.50%, 03/15/29 ................. 14,089 10,861,368
OneMain Finance Corp.
6.88%, 03/15/25 ................. 15,146 14,354,773
7.13%, 03/15/26 ................. 11,885 10,984,474
3.50%, 01/15/27 ................. 6,747 5,397,600
6.63%, 01/15/28 ................. 8,223 7,349,389
5.38%, 11/15/29 ................. 3,690 2,990,228
4.00%, 09/15/30 ................. 17,476 12,954,085
SLM Corp., 3.13%, 11/02/26 .......... 9,715 7,844,474
VistaJet Malta Finance plc, 6.38%, 02/01/30
(c)
10,629 8,503,200
Volkswagen International Finance NV
(a)(b)(k)
(EUR Swap Annual 5 Year + 2.92%), 3.75% EUR 1,000 890,758
(EUR Swap Annual 9 Year + 3.36%), 4.38% 600 504,497
254,829,111
Containers & Packaging — 1.9%
ARD Finance SA, 6.50%, 06/30/27
(c)
..... USD 33,728 25,018,241
Ardagh Metal Packaging Finance USA LLC
6.00%, 06/15/27
(c)
................ 21,452 21,231,688
2.00%, 09/01/28
(b)
................ EUR 566 467,922
3.25%, 09/01/28
(c)
................ USD 1,223 1,043,914
3.00%, 09/01/29
(b)
................ EUR 4,784 3,729,483
4.00%, 09/01/29
(c)
................ USD 77,220 61,969,050
Ardagh Packaging Finance plc
5.25%, 04/30/25
(c)
................ 771 713,173
4.13%, 08/15/26
(c)
................ 13,516 11,450,890
4.75%, 07/15/27
(c)
................ GBP 4,000 3,492,804
4.75%, 07/15/27
(b)
................ 264 230,525
5.25%, 08/15/27
(c)
................ USD 11,984 8,545,311
Ball Corp.
2.88%, 08/15/30 ................. 2,121 1,707,207
3.13%, 09/15/31 ................. 21,589 17,414,551
Canpack SA, 3.13%, 11/01/25
(c)
........ 7,284 6,505,522
Clydesdale Acquisition Holdings, Inc.
(c)
6.63%, 04/15/29 ................. 30,816 28,955,638
8.75%, 04/15/30 ................. 22,772 19,642,444

BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
Crown Americas LLC
4.75%, 02/01/26 ................. USD 69 $ 65,662
4.25%, 09/30/26 ................. 5,032 4,642,020
5.25%, 04/01/30
(c)
................ 942 883,125
Crown Cork & Seal Co., Inc., 7.38%, 12/15/26 1,005 1,026,618
Graphic Packaging International LLC
4.88%, 11/15/22 ................. 223 223,285
4.75%, 07/15/27
(c)
................ 2,203 2,080,053
3.50%, 03/15/28
(c)
................ 519 446,346
2.63%, 02/01/29
(b)
................ EUR 2,426 2,062,836
3.50%, 03/01/29
(c)
................ USD 1,083 909,391
Kleopatra Finco SARL, 4.25%, 03/01/26
(b)
.. EUR 1,122 958,277
LABL, Inc., 5.88%, 11/01/28
(c)
......... USD 15,297 12,351,211
Mauser Packaging Solutions Holding Co.,
5.50%, 04/15/24
(c)
............... 14,665 14,005,075
OI European Group BV, 2.88%, 02/15/25
(b)
. EUR 2,184 2,072,626
Sealed Air Corp., 4.00%, 12/01/27
(c)
..... USD 3,065 2,763,128
Silgan Holdings, Inc., 4.13%, 02/01/28 .... 2,237 2,005,985
Titan Holdings II BV, 5.13%, 07/15/29
(b)
... EUR 854 739,676
Trivium Packaging Finance BV
(c)(m)
5.50%, 08/15/26 ................. USD 23,673 22,364,120
8.50%, 08/15/27 ................. 68,838 64,542,759
Verallia SA, 1.88%, 11/10/31
(b)
......... EUR 700 545,919
346,806,475
Distributors — 0.1%
(c)
American Builders & Contractors Supply Co.,
Inc.
4.00%, 01/15/28 ................. USD 2,504 2,144,701
3.88%, 11/15/29 ................. 4,035 3,225,947
BCPE Empire Holdings, Inc., 7.63%, 05/01/27 8,157 6,640,491
12,011,139
Diversified Consumer Services — 0.5%
Graham Holdings Co., 5.75%, 06/01/26
(c)
.. 2,623 2,596,770
Metis Merger Sub LLC, 6.50%, 05/15/29
(c)
.. 13,728 10,908,916
Rekeep SpA, 7.25%, 02/01/26
(b)
........ EUR 3,002 2,710,597
Service Corp. International
5.13%, 06/01/29 ................. USD 1,427 1,344,505
3.38%, 08/15/30 ................. 5,789 4,739,744
4.00%, 05/15/31 ................. 19,686 16,806,923
Sotheby's
(c)
7.38%, 10/15/27 ................. 41,505 38,465,724
5.88%, 06/01/29 ................. 20,250 17,380,959
94,954,138
Diversified Financial Services — 1.0%
doValue SpA, 3.38%, 07/31/26
(b)
........ EUR 1,493 1,347,994
Garfunkelux Holdco 3 SA
(b)
6.75%, 11/01/25 ................. 2,757 2,563,308
7.75%, 11/01/25 ................. GBP 1,954 2,128,851
Jefferies Finance LLC, 5.00%, 08/15/28
(c)
.. USD 21,135 17,383,538
MPH Acquisition Holdings LLC, 5.50%,
09/01/28
(c)
.................... 10,096 8,985,430
Sabre GLBL, Inc.
(c)
9.25%, 04/15/25 ................. 16,920 16,303,266
7.38%, 09/01/25 ................. 9,679 8,977,272
Shift4 Payments LLC, 4.63%, 11/01/26
(c)
... 24,240 21,452,158
Verscend Escrow Corp., 9.75%, 08/15/26
(c)
. 101,375 98,587,187
177,729,004
Diversified Telecommunication Services — 6.3%
Altice France Holding SA
8.00%, 05/15/27
(c)
................ EUR 1,000 859,260
8.00%, 05/15/27
(b)
................ 954 819,735
10.50%, 05/15/27
(c)
............... USD 135,753 113,915,772
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Altice France SA
2.50%, 01/15/25
(b)
................ EUR 1,477 $ 1,349,478
5.88%, 02/01/27
(b)
................ 4,100 3,723,000
8.13%, 02/01/27
(c)
................ USD 19,703 18,134,444
4.13%, 01/15/29
(b)
................ EUR 2,323 1,833,055
5.13%, 01/15/29
(c)
................ USD 10,979 8,317,800
5.13%, 07/15/29
(c)
................ 50,220 37,916,100
4.25%, 10/15/29
(b)
................ EUR 372 290,140
5.50%, 10/15/29
(c)
................ USD 30,184 23,057,860
British Telecommunications plc
(a)(c)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.99%),
4.25%, 11/23/81 ............... 1,200 1,044,520
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.49%),
4.88%, 11/23/81 ............... 1,800 1,530,000
CCO Holdings LLC
5.13%, 05/01/27
(c)
................ 13,765 12,990,719
5.00%, 02/01/28
(c)
................ 24,934 23,006,602
5.38%, 06/01/29
(c)
................ 10,358 9,258,395
4.75%, 03/01/30
(c)
................ 11,536 9,866,164
4.50%, 08/15/30
(c)
................ 14,375 11,935,248
4.25%, 02/01/31
(c)
................ 33,694 27,460,610
4.75%, 02/01/32
(c)
................ 43,153 35,333,676
4.50%, 05/01/32 ................. 14,434 11,687,210
4.50%, 06/01/33
(c)
................ 15,251 12,018,093
4.25%, 01/15/34
(c)
................ 47,959 37,048,327
Cellnex Telecom SA
(b)
1.00%, 04/20/27 ................. EUR 500 428,726
1.75%, 10/23/30 ................. 400 298,273
0.75%, 11/20/31
(i)
................ 13,200 9,420,430
Consolidated Communications, Inc., 6.50%,
10/01/28
(c)
.................... USD 19,722 16,775,139
eircom Finance DAC, 1.75%, 11/01/24
(b)
... EUR 571 554,164
Frontier Communications Holdings LLC
(c)
5.88%, 10/15/27 ................. USD 19,696 17,708,725
5.00%, 05/01/28 ................. 19,356 16,452,600
6.75%, 05/01/29 ................. 28,445 23,396,013
6.00%, 01/15/30 ................. 16,447 12,655,144
8.75%, 05/15/30 ................. 22,573 22,821,077
Iliad Holding SASU
(c)
6.50%, 10/15/26 ................. 38,507 34,655,145
7.00%, 10/15/28 ................. 23,077 20,075,502
Iliad SA
(b)
1.50%, 10/14/24 ................. EUR 500 486,257
2.38%, 06/17/26 ................. 500 458,478
1.88%, 02/11/28 ................. 400 333,248
Kaixo Bondco Telecom SA, 5.13%, 09/30/29
(b)
457 362,777
Level 3 Financing, Inc.
(c)
3.40%, 03/01/27 ................. USD 5,278 4,546,091
4.63%, 09/15/27 ................. 176 150,040
4.25%, 07/01/28 ................. 8,023 6,428,429
3.63%, 01/15/29 ................. 17,391 13,409,367
3.75%, 07/15/29 ................. 9,139 7,066,320
Lorca Telecom Bondco SA, 4.00%, 09/18/27
(b)
EUR 4,242 3,710,632
Lumen Technologies, Inc.
Series W, 6.75%, 12/01/23 .......... USD 8,467 8,387,701
Series Y, 7.50%, 04/01/24 .......... 5,181 5,109,761
5.13%, 12/15/26
(c)
................ 22,737 19,140,461
4.00%, 02/15/27
(c)
................ 19,290 16,314,518
4.50%, 01/15/29
(c)
................ 19,943 14,845,470
5.38%, 06/15/29
(c)
................ 33,059 26,175,290
Series U, 7.65%, 03/15/42 .......... 17,530 13,454,275
Quebecor Media, Inc., 5.75%, 01/15/23 ... 1,537 1,538,921

BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Sable International Finance Ltd., 5.75%,
09/07/27
(c)
.................... USD 2,250 $ 2,062,350
Sprint Capital Corp.
6.88%, 11/15/28 ................. 61,148 64,298,345
8.75%, 03/15/32 ................. 77,003 92,671,570
Switch Ltd.
(c)
3.75%, 09/15/28 ................. 18,423 18,223,110
4.13%, 06/15/29 ................. 43,299 42,859,101
Telecom Italia Capital SA
6.38%, 11/15/33 ................. 11,703 9,037,057
6.00%, 09/30/34 ................. 10,437 7,872,316
7.20%, 07/18/36 ................. 8,014 6,084,589
7.72%, 06/04/38 ................. 8,383 6,467,485
Telecom Italia Finance SA, 7.75%, 01/24/33 EUR 3,262 3,525,026
Telecom Italia SpA
4.00%, 04/11/24
(b)
................ 2,664 2,742,883
5.30%, 05/30/24
(c)
................ USD 1,907 1,832,341
2.75%, 04/15/25
(b)
................ EUR 2,313 2,242,115
3.00%, 09/30/25
(b)
................ 1,000 969,354
3.63%, 05/25/26
(b)
................ 1,900 1,841,772
1.63%, 01/18/29
(b)
................ 4,843 3,664,818
Virgin Media Finance plc, 3.75%, 07/15/30
(b)
1,533 1,194,599
Virgin Media Secured Finance plc
5.25%, 05/15/29
(b)
................ GBP 300 311,416
5.50%, 05/15/29
(c)
................ USD 800 715,240
4.50%, 08/15/30
(c)
................ 2,314 1,901,437
Zayo Group Holdings, Inc.
(c)
4.00%, 03/01/27 ................. 58,984 48,932,537
6.13%, 03/01/28 ................. 106,791 77,114,849
1,117,119,492
Electric Utilities — 0.6%
Edison International, Series B, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.90%), 5.00%
(a)(k)
.......... 8,330 6,627,600
FirstEnergy Corp.
2.65%, 03/01/30 ................. 8,849 7,300,425
Series B, 2.25%, 09/01/30 .......... 1,684 1,334,570
Series C, 3.40%, 03/01/50 .......... 48,220 32,688,338
FirstEnergy Transmission LLC
(c)
5.45%, 07/15/44 ................. 27,704 25,895,234
4.55%, 04/01/49 ................. 12,576 10,118,949
Naturgy Finance BV, (EUR Swap Annual 5 Year
+ 2.44%), 2.37%
(a)(b)(k)
............. EUR 2,100 1,700,037
NextEra Energy Operating Partners LP, 4.25%,
09/15/24
(c)
.................... USD 106 100,965
NRG Energy, Inc.
5.75%, 01/15/28 ................. 35 31,812
3.63%, 02/15/31
(c)
................ 10,727 8,409,861
3.88%, 02/15/32
(c)
................ 2,763 2,194,604
Pattern Energy Operations LP, 4.50%,
08/15/28
(c)
.................... 13,533 11,773,710
Vistra Operations Co. LLC, 4.38%, 05/01/29
(c)
9,437 7,895,277
116,071,382
Electrical Equipment — 0.3%
Energizer Gamma Acquisition BV, 3.50%,
06/30/29
(b)
.................... EUR 1,449 1,077,894
Sensata Technologies BV
(c)
5.63%, 11/01/24 ................. USD 3,212 3,170,758
5.00%, 10/01/25 ................. 2,784 2,672,640
4.00%, 04/15/29 ................. 5,755 4,880,700
Vertiv Group Corp., 4.13%, 11/15/28
(c)
.... 43,595 35,395,653
47,197,645
Security
Par (000)
Par (000) Value
Electronic Equipment, Instruments & Components — 0.4%
Belden, Inc., 3.38%, 07/15/31
(b)
........ EUR 178 $ 137,593
II-VI, Inc., 5.00%, 12/15/29
(c)
.......... USD 24,661 21,516,723
Sensata Technologies, Inc.
(c)
4.38%, 02/15/30 ................. 36,713 31,249,285
3.75%, 02/15/31 ................. 12,268 9,832,311
62,735,912
Energy Equipment & Services — 0.7%
Archrock Partners LP
(c)
6.88%, 04/01/27 ................. 2,004 1,827,388
6.25%, 04/01/28 ................. 48,122 42,602,407
CGG SA, 7.75%, 04/01/27
(b)
.......... EUR 1,242 1,106,321
Nabors Industries Ltd.
(c)
7.25%, 01/15/26 ................. USD 4,771 4,231,161
7.50%, 01/15/28 ................. 9,315 8,010,900
Nabors Industries, Inc., 7.38%, 05/15/27
(c)
.. 23,673 22,489,350
Saipem Finance International BV
(b)
2.63%, 01/07/25 ................. EUR 1,600 1,391,812
3.38%, 07/15/26 ................. 1,000 825,344
Tervita Corp., 11.00%, 12/01/25
(c)
....... USD 5,460 5,937,750
Transocean, Inc., 11.50%, 01/30/27
(c)
..... 6,899 6,475,608
USA Compression Partners LP
6.88%, 04/01/26 ................. 15,067 13,706,450
6.88%, 09/01/27 ................. 5,266 4,673,575
Vallourec SA, 8.50%, 06/30/26
(b)
........ EUR 1,696 1,641,358
Weatherford International Ltd.
(c)
6.50%, 09/15/28 ................. USD 900 807,750
8.63%, 04/30/30 ................. 15,581 12,928,901
128,656,075
Entertainment — 1.3%
AMC Entertainment Holdings, Inc., 7.50%,
02/15/29
(c)
.................... 14,235 12,028,575
Lions Gate Capital Holdings LLC, 5.50%,
04/15/29
(c)
.................... 46,805 36,507,900
Live Nation Entertainment, Inc.
(c)
4.88%, 11/01/24 ................. 1,420 1,356,100
6.50%, 05/15/27 ................. 47,339 46,554,119
4.75%, 10/15/27 ................. 9,497 8,419,281
3.75%, 01/15/28 ................. 7,236 6,241,050
Magallanes, Inc.
(c)
5.14%, 03/15/52 ................. 76,704 64,381,502
5.39%, 03/15/62 ................. 40,099 33,542,752
Playtika Holding Corp., 4.25%, 03/15/29
(c)
.. 21,500 17,737,500
WMG Acquisition Corp.
3.88%, 07/15/30
(c)
................ 1,633 1,357,921
2.25%, 08/15/31
(b)
................ EUR 1,557 1,238,840
229,365,540
Equity Real Estate Investment Trusts (REITs) — 1.5%
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(c)
.................... USD 8,746 7,252,490
CTR Partnership LP, 3.88%, 06/30/28
(c)
... 9,583 8,183,882
Diversified Healthcare Trust, 9.75%, 06/15/25 3,031 2,989,324
Global Net Lease, Inc., 3.75%, 12/15/27
(c)
.. 5,881 4,914,696
HAT Holdings I LLC, 3.38%, 06/15/26
(c)
... 10,300 8,858,000
Iron Mountain Information Management
Services, Inc., 5.00%, 07/15/32
(c)
...... 8,983 7,250,293
Iron Mountain UK plc, 3.88%, 11/15/25
(b)
... GBP 4,732 5,147,871
Iron Mountain, Inc.
(c)
5.25%, 07/15/30 ................. USD 5,499 4,780,803
5.63%, 07/15/32 ................. 8,771 7,416,548
MPT Operating Partnership LP
4.63%, 08/01/29 ................. 26,490 23,244,975
3.50%, 03/15/31 ................. 65,649 51,741,916
RHP Hotel Properties LP
4.75%, 10/15/27 ................. 25,491 22,613,321

BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Equity Real Estate Investment Trusts (REITs) (continued)
4.50%, 02/15/29
(c)
................ USD 6,509 $ 5,518,975
RLJ Lodging Trust LP
(c)
3.75%, 07/01/26 ................. 4,645 4,025,212
4.00%, 09/15/29 ................. 4,143 3,403,110
SBA Communications Corp.
3.88%, 02/15/27 ................. 40,289 36,775,396
3.13%, 02/01/29 ................. 1,964 1,607,534
Service Properties Trust
4.35%, 10/01/24 ................. 1,706 1,386,295
7.50%, 09/15/25 ................. 2,687 2,461,964
Uniti Group LP
(c)
7.88%, 02/15/25 ................. 7,927 7,648,762
4.75%, 04/15/28 ................. 6,876 5,654,754
6.50%, 02/15/29 ................. 25,656 18,793,020
6.00%, 01/15/30 ................. 14,111 9,761,990
VICI Properties LP, 5.63%, 05/15/52 ..... 11,645 10,598,930
262,030,061
Food & Staples Retailing — 0.5%
Albertsons Cos., Inc.
(c)
3.25%, 03/15/26 ................. 13,180 11,479,132
4.63%, 01/15/27 ................. 16,540 14,775,513
5.88%, 02/15/28 ................. 3,944 3,686,180
4.88%, 02/15/30 ................. 1,431 1,227,569
Bellis Acquisition Co. plc
(b)
3.25%, 02/16/26 ................. GBP 1,500 1,415,111
4.50%, 02/16/26 ................. 2,726 2,654,688
Casino Guichard Perrachon SA
(b)
(EURIBOR Swap Rate 5 Year + 3.82%),
3.99%
(a)(k)
.................... EUR 1,600 639,669
3.58%, 02/07/25
(m)
............... 1,400 1,077,560
6.63%, 01/15/26 ................. 600 455,858
5.25%, 04/15/27 ................. 3,166 2,215,375
Iceland Bondco plc
(b)
4.63%, 03/15/25 ................. GBP 2,600 2,442,504
4.38%, 05/15/28 ................. 800 642,734
Market Bidco Finco plc, 5.50%, 11/04/27
(b)
.. 2,988 2,764,342
Ocado Group plc, 3.88%, 10/08/26
(b)
..... 1,848 1,804,090
Performance Food Group, Inc.
(c)
5.50%, 10/15/27 ................. USD 2,729 2,526,358
4.25%, 08/01/29 ................. 19,155 15,994,425
Picard Groupe SAS, 3.88%, 07/01/26
(b)
... EUR 1,231 1,051,129
United Natural Foods, Inc., 6.75%, 10/15/28
(c)
USD 3,486 3,257,811
US Foods, Inc.
(c)
6.25%, 04/15/25 ................. 6,772 6,755,070
4.75%, 02/15/29 ................. 13,912 12,161,731
4.63%, 06/01/30 ................. 3,000 2,529,124
91,555,973
Food Products — 1.5%
Chobani LLC
(c)
7.50%, 04/15/25 ................. 59,327 54,484,063
4.63%, 11/15/28 ................. 22,946 19,389,370
Darling Ingredients, Inc., 6.00%, 06/15/30
(c)
. 17,352 17,293,871
JBS USA LUX SA, 3.75%, 12/01/31
(c)
..... 16,723 13,719,345
Kraft Heinz Foods Co.
6.50%, 02/09/40 ................. 8,755 9,460,549
4.88%, 10/01/49 ................. 44,521 39,323,220
5.50%, 06/01/50 ................. 50,123 48,113,772
Lamb Weston Holdings, Inc.
(c)
4.88%, 05/15/28 ................. 5,963 5,611,839
4.13%, 01/31/30 ................. 15,789 13,666,327
4.38%, 01/31/32 ................. 20,939 18,216,930
Pilgrim's Pride Corp., 3.50%, 03/01/32
(c)
... 9,812 7,665,625
Post Holdings, Inc.
(c)
5.75%, 03/01/27 ................. 98 94,938
Security
Par (000)
Par (000) Value
Food Products (continued)
4.63%, 04/15/30 ................. USD 1,060 $ 894,396
Premier Foods Finance plc, 3.50%, 10/15/26
(b)
GBP 469 495,267
Simmons Foods, Inc., 4.63%, 03/01/29
(c)
... USD 16,225 13,716,615
Tereos Finance Groupe I SA, 7.50%, 10/30/25
(b)
EUR 1,065 1,095,404
263,241,531
Gas Utilities — 0.0%
Suburban Propane Partners LP, 5.00%,
06/01/31
(c)
.................... USD 5,099 4,336,062
Health Care Equipment & Supplies — 0.7%
Avantor Funding, Inc.
(c)
4.63%, 07/15/28 ................. 31,217 28,616,624
3.88%, 11/01/29 ................. 14,112 12,343,061
Embecta Corp., 6.75%, 02/15/30
(c)
...... 9,135 8,224,512
Hologic, Inc., 3.25%, 02/15/29
(c)
........ 2,728 2,331,622
Medline Borrower LP
(c)
3.88%, 04/01/29 ................. 6,746 5,745,636
5.25%, 10/01/29 ................. 64,627 53,078,155
Teleflex, Inc.
4.63%, 11/15/27 ................. 3,408 3,143,880
4.25%, 06/01/28
(c)
................ 7,074 6,391,606
119,875,096
Health Care Providers & Services — 3.5%
180 Medical, Inc., 3.88%, 10/15/29
(c)
..... 4,975 4,303,375
Acadia Healthcare Co., Inc.
(c)
5.50%, 07/01/28 ................. 4,633 4,328,610
5.00%, 04/15/29 ................. 1,394 1,251,442
AdaptHealth LLC
(c)
6.13%, 08/01/28 ................. 3,859 3,413,363
5.13%, 03/01/30 ................. 3,371 2,841,445
AHP Health Partners, Inc., 5.75%, 07/15/29
(c)
20,497 15,059,146
CAB SELAS, 3.38%, 02/01/28
(b)
........ EUR 1,492 1,252,434
Cano Health LLC, 6.25%, 10/01/28
(c)
..... USD 8,374 6,848,227
Centene Corp.
2.45%, 07/15/28 ................. 36,331 30,301,507
4.63%, 12/15/29 ................. 4,012 3,741,190
3.00%, 10/15/30 ................. 76,408 63,323,130
2.50%, 03/01/31 ................. 74,395 59,051,775
2.63%, 08/01/31 ................. 23,150 18,415,825
Chrome Bidco SASU, 3.50%, 05/31/28
(b)
... EUR 3,383 2,901,085
Community Health Systems, Inc.
(c)
8.00%, 03/15/26 ................. USD 52,285 47,615,427
5.63%, 03/15/27 ................. 31,685 26,817,233
6.00%, 01/15/29 ................. 29,129 24,131,046
6.88%, 04/15/29 ................. 4,832 3,116,640
6.13%, 04/01/30 ................. 13,572 8,278,920
Encompass Health Corp.
4.50%, 02/01/28 ................. 4,086 3,498,021
4.75%, 02/01/30 ................. 26,950 22,585,178
4.63%, 04/01/31 ................. 13,853 11,217,116
HCA, Inc., 4.63%, 03/15/52
(c)
.......... 17,510 14,009,083
HealthEquity, Inc., 4.50%, 10/01/29
(c)
..... 29,774 26,052,250
Kedrion SpA, 3.38%, 05/15/26
(b)
........ EUR 500 461,695
Korian SA, (U.K. Government Bonds 5 Year
Note Generic Bid Yield + 9.08%), 4.13%
(a)(b)(k)
GBP 1,800 1,720,249
Legacy LifePoint Health LLC
(c)
6.75%, 04/15/25 ................. USD 11,569 11,182,711
4.38%, 02/15/27 ................. 2,392 2,049,513
LifePoint Health, Inc., 5.38%, 01/15/29
(c)
... 10,382 7,630,770
ModivCare, Inc., 5.88%, 11/15/25
(c)
...... 5,536 5,093,120
Molina Healthcare, Inc.
(c)
4.38%, 06/15/28 ................. 6,668 5,956,331
3.88%, 11/15/30 ................. 5,310 4,538,882
3.88%, 05/15/32 ................. 14,540 12,193,043
Option Care Health, Inc., 4.38%, 10/31/29
(c)
. 12,508 10,725,610

BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Owens & Minor, Inc., 6.63%, 04/01/30
(c)
... USD 8,487 $ 7,752,620
Prime Healthcare Services, Inc., 7.25%,
11/01/25
(c)
.................... 27,343 23,337,251
RegionalCare Hospital Partners Holdings, Inc.,
9.75%, 12/01/26
(c)
............... 4,909 4,774,002
Surgery Center Holdings, Inc.
(c)
6.75%, 07/01/25 ................. 33,479 30,685,225
10.00%, 04/15/27 ................ 23,139 22,413,472
Tenet Healthcare Corp.
4.63%, 07/15/24 ................. 3,502 3,360,974
4.63%, 09/01/24
(c)
................ 11,186 10,738,560
4.88%, 01/01/26
(c)
................ 29,677 27,302,840
6.25%, 02/01/27
(c)
................ 6,045 5,563,909
5.13%, 11/01/27
(c)
................ 11,449 10,304,100
4.63%, 06/15/28
(c)
................ 923 803,730
6.13%, 10/01/28
(c)
................ 3,508 3,002,076
4.25%, 06/01/29
(c)
................ 2,479 2,087,839
6.13%, 06/15/30
(c)
................ 16,546 15,265,009
633,296,999
Health Care Technology — 0.1%
IQVIA, Inc.
(c)
5.00%, 10/15/26 ................. 12,786 12,176,491
5.00%, 05/15/27 ................. 217 205,304
12,381,795
Hotels, Restaurants & Leisure — 5.1%
1011778 BC ULC
(c)
5.75%, 04/15/25 ................. 5,262 5,292,651
3.88%, 01/15/28 ................. 12,944 11,234,357
4.38%, 01/15/28 ................. 12,747 11,144,702
4.00%, 10/15/30 ................. 8,338 6,691,245
Accor SA, 0.70%, 12/07/27
(b)(i)
......... EUR 2,453 1,057,365
Affinity Gaming, 6.88%, 12/15/27
(c)
...... USD 1,261 1,059,290
Aramark International Finance SARL, 3.13%,
04/01/25
(b)
.................... EUR 1,140 1,066,667
Boyd Gaming Corp.
4.75%, 12/01/27 ................. USD 8,866 8,023,730
4.75%, 06/15/31
(c)
................ 13,498 11,406,080
Boyne USA, Inc., 4.75%, 05/15/29
(c)
..... 19,571 16,947,312
Burger King France SAS, (EURIBOR 3 Month +
4.75%), 4.75%, 11/01/26
(a)(b)
......... EUR 600 579,892
Caesars Entertainment, Inc.
(c)
6.25%, 07/01/25 ................. USD 63,578 61,272,026
8.13%, 07/01/27 ................. 61,515 59,438,869
4.63%, 10/15/29 ................. 41,271 32,088,202
Caesars Resort Collection LLC, 5.75%,
07/01/25
(c)
.................... 9,736 9,310,634
Carnival Corp.
10.13%, 02/01/26
(b)
............... EUR 2,776 2,873,473
10.50%, 02/01/26
(c)
............... USD 45,140 44,935,516
7.63%, 03/01/26
(c)
................ 5,263 4,076,404
7.63%, 03/01/26
(b)
................ EUR 1,757 1,439,587
5.75%, 03/01/27
(c)
................ USD 57,290 41,379,421
9.88%, 08/01/27
(c)
................ 24,739 24,120,525
4.00%, 08/01/28
(c)
................ 52,835 43,324,700
6.00%, 05/01/29
(c)
................ 23,137 16,256,287
CCM Merger, Inc., 6.38%, 05/01/26
(c)
..... 13,107 11,932,977
CDI Escrow Issuer, Inc., 5.75%, 04/01/30
(c)
. 38,425 34,966,750
Cedar Fair LP
5.50%, 05/01/25
(c)
................ 12,569 12,191,930
6.50%, 10/01/28 ................. 3,917 3,717,744
Churchill Downs, Inc.
(c)
5.50%, 04/01/27 ................. 13,934 13,237,300
4.75%, 01/15/28 ................. 14,529 12,930,810
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Cirsa Finance International SARL
(b)
4.75%, 05/22/25 ................. EUR 2,920 $ 2,696,790
4.50%, 03/15/27 ................. 502 423,487
Codere Finance 2 Luxembourg SA
(j)
11.00%, (11.00% Cash or 11.00% PIK),
09/30/26
(b)(m)
.................. 3,307 3,556,518
2.00%, (2.00% Cash or 13.63% PIK),
11/30/27
(a)(c)
.................. USD 350 304,990
12.75%, (12.75% Cash or 12.75% PIK),
11/30/27
(a)(b)
.................. EUR 609 568,704
CPUK Finance Ltd.
(b)
4.88%, 08/28/25 ................. GBP 1,750 1,976,085
4.50%, 08/28/27 ................. 200 217,732
Fertitta Entertainment LLC
(c)
4.63%, 01/15/29 ................. USD 2,908 2,479,070
6.75%, 01/15/30 ................. 16,894 12,966,145
Food Service Project SA, 5.50%, 01/21/27
(b)
EUR 2,697 2,423,570
Gamma Bidco SpA
(b)
5.13%, 07/15/25 ................. 400 377,262
6.25%, 07/15/25 ................. 2,472 2,409,195
Hilton Domestic Operating Co., Inc.
5.38%, 05/01/25
(c)
................ USD 5,562 5,450,760
5.75%, 05/01/28
(c)
................ 5,068 4,818,807
3.75%, 05/01/29
(c)
................ 6,342 5,378,959
4.88%, 01/15/30 ................. 23,460 21,201,975
4.00%, 05/01/31
(c)
................ 7,303 6,068,793
3.63%, 02/15/32
(c)
................ 6,526 5,184,091
Hilton Worldwide Finance LLC, 4.88%,
04/01/27 ..................... 2,120 1,997,326
Inter Media & Communication SpA, 6.75%,
02/09/27
(b)
.................... EUR 939 875,700
IRB Holding Corp., 7.00%, 06/15/25
(c)
.... USD 8,718 8,533,614
Life Time, Inc.
(c)
5.75%, 01/15/26 ................. 12,356 11,076,783
8.00%, 04/15/26
(d)
................ 13,109 12,715,730
Lindblad Expeditions LLC, 6.75%, 02/15/27
(c)
15,556 13,339,270
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(c)
11,924 8,167,940
Merlin Entertainments Ltd., 5.75%, 06/15/26
(c)
7,701 7,027,192
MGM Resorts International, 5.75%, 06/15/25 744 708,660
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(c)
.................... 14,007 11,415,705
NCL Corp. Ltd.
(c)
3.63%, 12/15/24 ................. 1,448 1,204,380
5.88%, 03/15/26 ................. 17,406 13,661,795
7.75%, 02/15/29 ................. 6,792 5,195,880
NCL Finance Ltd., 6.13%, 03/15/28
(c)
..... 8,852 6,439,830
Peninsula Pacific Entertainment LLC, 8.50%,
11/15/27
(c)
.................... 16,031 16,826,138
Powdr Corp., 6.00%, 08/01/25
(c)
........ 19,818 19,669,365
Premier Entertainment Sub LLC
(c)
5.63%, 09/01/29 ................. 6,317 4,497,451
5.88%, 09/01/31 ................. 6,871 4,768,565
Raptor Acquisition Corp., 4.88%, 11/01/26
(c)
. 10,076 8,816,500
Royal Caribbean Cruises Ltd.
(c)
10.88%, 06/01/23 ................ 6,111 6,131,411
9.13%, 06/15/23 ................. 4,493 4,443,397
11.50%, 06/01/25 ................ 8,149 8,373,097
5.50%, 08/31/26 ................. 6,299 4,677,008
5.38%, 07/15/27 ................. 17,943 13,042,228
5.50%, 04/01/28 ................. 15,027 10,443,765
Scientific Games International, Inc.
(c)
8.63%, 07/01/25 ................. 11,100 11,378,610
7.00%, 05/15/28 ................. 7,540 7,075,762
7.25%, 11/15/29 ................. 4,781 4,483,670
Sisal SpA, 7.00%, 07/31/23
(b)
.......... EUR 688 714,860

BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Six Flags Entertainment Corp., 5.50%,
04/15/27
(c)
.................... USD 5,000 $ 4,537,600
Six Flags Theme Parks, Inc., 7.00%, 07/01/25
(c)
16,467 16,670,038
Station Casinos LLC
(c)
4.50%, 02/15/28 ................. 12,401 10,474,009
4.63%, 12/01/31 ................. 14,308 11,160,240
Stonegate Pub Co. Financing plc
(b)
8.00%, 07/13/25 ................. GBP 1,764 1,964,795
8.25%, 07/31/25 ................. 2,988 3,321,750
Vail Resorts, Inc., 6.25%, 05/15/25
(c)
..... USD 11,406 11,391,971
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(c)
.................... 11,240 8,862,790
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(c)
.................... 4,416 3,862,499
Wynn Resorts Finance LLC
(c)
7.75%, 04/15/25 ................. 7,193 7,000,659
5.13%, 10/01/29 ................. 30,971 24,392,760
Yum! Brands, Inc.
4.75%, 01/15/30
(c)
................ 1,570 1,424,775
5.35%, 11/01/43 ................. 718 595,047
915,859,944
Household Durables — 0.8%
Ashton Woods USA LLC
(c)
6.63%, 01/15/28 ................. 1,575 1,338,750
4.63%, 08/01/29 ................. 4,879 3,659,250
4.63%, 04/01/30 ................. 7,214 5,297,601
Brookfield Residential Properties, Inc.
(c)
5.00%, 06/15/29 ................. 12,607 9,531,774
4.88%, 02/15/30 ................. 17,141 12,452,937
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25
(c)
15,615 13,804,918
Installed Building Products, Inc., 5.75%,
02/01/28
(c)
.................... 6,390 5,677,120
K. Hovnanian Enterprises, Inc.
(c)
10.00%, 11/15/25 ................ 4,335 4,595,880
7.75%, 02/15/26 ................. 13,640 13,367,200
KB Home, 7.25%, 07/15/30 ........... 3,904 3,699,182
Mattamy Group Corp.
(c)
5.25%, 12/15/27 ................. 8,399 6,858,815
4.63%, 03/01/30 ................. 6,067 4,433,848
Meritage Homes Corp., 5.13%, 06/06/27 ... 2,751 2,518,097
Nobel Bidco BV, 3.13%, 06/15/28
(b)
...... EUR 1,357 952,786
Picasso Finance Sub, Inc., 6.13%, 06/15/25
(c)
USD 8,960 8,736,000
SWF Escrow Issuer Corp., 6.50%, 10/01/29
(c)
23,944 16,102,340
Taylor Morrison Communities, Inc.
(c)
5.88%, 06/15/27 ................. 6,829 6,294,357
5.13%, 08/01/30 ................. 4,190 3,479,734
Tempur Sealy International, Inc.
(c)
4.00%, 04/15/29 ................. 12,333 9,934,725
3.88%, 10/15/31 ................. 12,037 9,027,750
TRI Pointe Homes, Inc.
5.25%, 06/01/27 ................. 4,958 4,334,000
5.70%, 06/15/28 ................. 3,737 3,224,974
149,322,038
Household Products — 0.2%
Central Garden & Pet Co.
4.13%, 10/15/30 ................. 6,992 5,737,006
4.13%, 04/30/31
(c)
................ 9,077 7,286,701
Energizer Holdings, Inc.
(c)
6.50%, 12/31/27 ................. 7,123 6,241,529
4.75%, 06/15/28 ................. 2,865 2,274,008
Spectrum Brands, Inc.
5.75%, 07/15/25 ................. 61 60,232
5.00%, 10/01/29
(c)
................ 3,830 3,311,954
Security
Par (000)
Par (000) Value
Household Products (continued)
3.88%, 03/15/31
(c)
................ USD 4,450 $ 3,585,743
28,497,173
Independent Power and Renewable Electricity Producers
— 0.3%
(c)
Calpine Corp.
5.25%, 06/01/26 ................. 1,197 1,137,150
5.13%, 03/15/28 ................. 32,734 28,815,740
4.63%, 02/01/29 ................. 629 523,498
5.00%, 02/01/31 ................. 1,528 1,235,281
3.75%, 03/01/31 ................. 55 44,737
Clearway Energy Operating LLC
4.75%, 03/15/28 ................. 6,471 5,821,840
3.75%, 01/15/32 ................. 16,559 13,123,008
50,701,254
Insurance — 2.4%
Acrisure LLC, 6.00%, 08/01/29
(c)
........ 11,864 9,287,019
Alliant Holdings Intermediate LLC
(c)
4.25%, 10/15/27 ................. 74,576 64,550,782
6.75%, 10/15/27 ................. 110,763 98,288,871
5.88%, 11/01/29 ................. 81,546 67,667,686
AmWINS Group, Inc., 4.88%, 06/30/29
(c)
... 12,932 10,590,309
Ardonagh Midco 2 plc, 11.50%, (11.50% Cash
or 12.75% PIK), 01/15/27
(c)(j)
......... 7,191 7,065,157
BUPA Finance plc, (U.K. Government Bonds
5 Year Note Generic Bid Yield + 3.17%),
4.00%
(a)(b)(k)
................... GBP 700 568,374
Galaxy Bidco Ltd., 6.50%, 07/31/26
(b)
..... 3,684 4,103,348
GTCR AP Finance, Inc., 8.00%, 05/15/27
(c)
. USD 9,694 9,075,041
HUB International Ltd.
(c)
7.00%, 05/01/26 ................. 45,729 43,003,552
5.63%, 12/01/29 ................. 3,315 2,738,365
NFP Corp.
(c)
4.88%, 08/15/28 ................. 31,233 26,750,128
6.88%, 08/15/28 ................. 104,207 85,974,943
Ryan Specialty Group LLC, 4.38%, 02/01/30
(c)
8,762 7,622,940
437,286,515
Interactive Media & Services — 0.2%
Twitter, Inc.
(c)
3.88%, 12/15/27 ................. 20,923 19,725,263
5.00%, 03/01/30 ................. 11,234 10,658,257
30,383,520
Internet & Direct Marketing Retail — 0.2%
ANGI Group LLC, 3.88%, 08/15/28
(c)
..... 14,121 10,751,705
Go Daddy Operating Co. LLC
(c)
5.25%, 12/01/27 ................. 6,055 5,540,325
3.50%, 03/01/29 ................. 5,655 4,767,674
Match Group Holdings II LLC
(c)
4.63%, 06/01/28 ................. 8,027 7,277,278
5.63%, 02/15/29 ................. 72 67,320
4.13%, 08/01/30 ................. 2,953 2,466,065
3.63%, 10/01/31 ................. 8,192 6,451,200
Rakuten Group, Inc., (EUR Swap Annual 5 Year
+ 4.74%), 4.25%
(a)(b)(k)
............. EUR 2,225 1,609,145
Very Group Funding plc (The), 6.50%,
08/01/26
(b)
.................... GBP 3,408 3,145,935
42,076,647
IT Services — 1.7%
Acuris Finance US, Inc., 5.00%, 05/01/28
(c)
. USD 29,161 24,198,381
Ahead DB Holdings LLC, 6.63%, 05/01/28
(c)
. 9,671 8,017,287
Arches Buyer, Inc., 4.25%, 06/01/28
(c)
.... 1,505 1,225,379
Black Knight InfoServ LLC, 3.63%, 09/01/28
(c)
14,883 12,873,795
Block, Inc.
(c)
2.75%, 06/01/26 ................. 4,000 3,548,920

BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
IT Services (continued)
3.50%, 06/01/31 ................. USD 63,525 $ 50,620,532
Booz Allen Hamilton, Inc.
(c)
3.88%, 09/01/28 ................. 13,098 11,591,730
4.00%, 07/01/29 ................. 21,779 18,989,757
CA Magnum Holdings, 5.38%, 10/31/26
(c)
.. 35,219 30,464,435
Cablevision Lightpath LLC
(c)
3.88%, 09/15/27 ................. 9,579 7,926,622
5.63%, 09/15/28 ................. 4,738 3,706,348
Centurion Bidco SpA, 5.88%, 09/30/26
(b)
... EUR 2,068 1,897,684
Endurance International Group Holdings, Inc.,
6.00%, 02/15/29
(c)
............... USD 8,959 6,464,915
Gartner, Inc.
(c)
4.50%, 07/01/28 ................. 15,950 14,645,370
3.63%, 06/15/29 ................. 6,468 5,603,681
3.75%, 10/01/30 ................. 10,017 8,526,971
ION Trading Technologies SARL, 5.75%,
05/15/28
(c)
.................... 11,449 9,156,796
Nexi SpA, 0.00%, 02/24/28
(b)(i)(n)
........ EUR 1,500 1,023,249
Northwest Fiber LLC
(c)
4.75%, 04/30/27 ................. USD 15,030 12,377,986
6.00%, 02/15/28 ................. 14,098 10,130,992
10.75%, 06/01/28 ................ 6,083 5,412,593
Tempo Acquisition LLC, 5.75%, 06/01/25
(c)
. 25,268 23,770,484
Twilio, Inc., 3.88%, 03/15/31 .......... 22,786 18,747,637
United Group BV
(b)
4.88%, 07/01/24 ................. EUR 2,996 2,850,841
4.00%, 11/15/27 ................. 4,099 3,253,276
4.63%, 08/15/28 ................. 131 104,816
5.25%, 02/01/30 ................. 234 180,822
297,311,299
Leisure Products — 0.2%
Mattel, Inc.
3.75%, 04/01/29
(c)
................ USD 7,999 7,187,861
6.20%, 10/01/40 ................. 12,474 11,912,670
5.45%, 11/01/41 ................. 22,266 19,544,037
38,644,568
Life Sciences Tools & Services — 0.3%
(c)
Charles River Laboratories International, Inc.
4.25%, 05/01/28 ................. 4,643 4,170,856
3.75%, 03/15/29 ................. 1,064 923,392
4.00%, 03/15/31 ................. 3,178 2,709,080
PRA Health Sciences, Inc., 2.88%, 07/15/26 19,321 17,195,690
Syneos Health, Inc., 3.63%, 01/15/29 .... 44,044 37,297,712
62,296,730
Machinery — 1.2%
Amsted Industries, Inc., 5.63%, 07/01/27
(c)
. 12,691 11,929,540
ATS Automation Tooling Systems, Inc., 4.13%,
12/15/28
(c)
.................... 6,818 5,693,030
EnPro Industries, Inc., 5.75%, 10/15/26 ... 6,448 6,222,320
GrafTech Finance, Inc., 4.63%, 12/15/28
(c)
.. 10,037 8,124,869
Husky III Holding Ltd., 13.00%, (13.00% Cash
or 13.75% PIK), 02/15/25
(c)(j)
......... 19,436 18,852,920
IMA Industria Macchine Automatiche SpA,
3.75%, 01/15/28
(b)
............... EUR 1,807 1,515,428
Meritor, Inc., 4.50%, 12/15/28
(c)
........ USD 5,330 5,131,835
Mueller Water Products, Inc., 4.00%, 06/15/29
(c)
6,469 5,643,167
Novafives SAS, 5.00%, 06/15/25
(b)
...... EUR 1,000 681,167
OT Merger Corp., 7.88%, 10/15/29
(c)
..... USD 7,687 4,415,021
Renk AG, 5.75%, 07/15/25
(b)
.......... EUR 1,021 973,661
Roller Bearing Co. of America, Inc., 4.38%,
10/15/29
(c)
.................... USD 8,160 6,943,475
Schenck Process Holding GmbH, 5.38%,
06/15/23
(b)
.................... EUR 1,923 1,938,751
Stevens Holding Co., Inc., 6.13%, 10/01/26
(c)
USD 6,116 5,886,650
Security
Par (000)
Par (000) Value
Machinery (continued)
Terex Corp., 5.00%, 05/15/29
(c)
........ USD 15,845 $ 13,468,250
Titan Acquisition Ltd., 7.75%, 04/15/26
(c)
... 34,634 31,835,573
Titan International, Inc., 7.00%, 04/30/28 .. 4,434 4,165,300
TK Elevator Holdco GmbH
6.63%, 07/15/28
(b)
................ EUR 1,800 1,608,830
7.63%, 07/15/28
(c)
................ USD 15,473 13,887,018
TK Elevator Midco GmbH, 4.38%, 07/15/27
(b)
EUR 3,669 3,312,375
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(c)
USD 62,940 56,115,101
Wabash National Corp., 4.50%, 10/15/28
(c)
. 13,338 10,203,570
218,547,851
Marine — 0.1%
(c)
Danaos Corp., 8.50%, 03/01/28 ........ 3,114 3,082,926
Seaspan Corp., 5.50%, 08/01/29 ....... 15,252 12,271,263
15,354,189
Media — 5.9%
Adelphia Communications Corp., Series B,
10.50%, 07/15/04
(d)(e)(l)
............ 800 —
Altice Financing SA
2.25%, 01/15/25
(b)
................ EUR 2,251 2,064,304
3.00%, 01/15/28
(b)
................ 949 740,735
5.00%, 01/15/28
(c)
................ USD 9,950 8,018,108
4.25%, 08/15/29
(b)
................ EUR 1,932 1,523,541
5.75%, 08/15/29
(c)
................ USD 60,134 48,257,535
AMC Networks, Inc.
4.75%, 08/01/25 ................. 6,612 6,159,343
4.25%, 02/15/29 ................. 4,970 4,026,644
Block Communications, Inc., 4.88%, 03/01/28
(c)
6,846 5,784,870
Cable One, Inc.
1.13%, 03/15/28
(i)
................ 16,595 13,906,610
4.00%, 11/15/30
(c)
................ 19,747 16,221,766
Century Communications Corp., 0.00%,
03/15/13
(d)(e)(l)
.................. 625 —
Charter Communications Operating LLC
5.25%, 04/01/53 ................. 21,719 18,352,845
5.50%, 04/01/63 ................. 14,478 12,297,592
Clear Channel International BV, 6.63%,
08/01/25
(c)
.................... 25,126 23,367,180
Clear Channel Outdoor Holdings, Inc.
(c)
5.13%, 08/15/27 ................. 68,471 57,812,119
7.75%, 04/15/28 ................. 62,487 45,463,667
7.50%, 06/01/29 ................. 65,492 47,092,678
CMG Media Corp., 8.88%, 12/15/27
(c)
.... 27,057 21,375,301
CSC Holdings LLC
5.25%, 06/01/24 ................. 11,825 11,056,375
5.75%, 01/15/30
(c)
................ 17,017 12,380,378
4.13%, 12/01/30
(c)
................ 50,203 39,158,340
4.63%, 12/01/30
(c)
................ 15,282 10,219,685
3.38%, 02/15/31
(c)
................ 11,899 8,797,050
4.50%, 11/15/31
(c)
................ 22,991 17,729,509
Directv Financing LLC, 5.88%, 08/15/27
(c)
.. 12,822 10,938,064
DISH DBS Corp.
5.88%, 07/15/22 ................. 32,356 32,172,541
5.00%, 03/15/23 ................. 26,101 24,842,149
5.25%, 12/01/26
(c)
................ 66,397 52,044,624
5.75%, 12/01/28
(c)
................ 62,187 46,043,877
5.13%, 06/01/29 ................. 21,853 13,278,757
DISH Network Corp., 3.38%, 08/15/26
(i)
... 8,106 5,475,603
GCI LLC, 4.75%, 10/15/28
(c)
.......... 11,809 10,231,891
LCPR Senior Secured Financing DAC
(c)
6.75%, 10/15/27 ................. 20,841 19,441,110
5.13%, 07/15/29 ................. 21,620 18,052,700
Liberty Broadband Corp.
(c)(i)
1.25%, 09/30/50 ................. 27,902 26,060,468
2.75%, 09/30/50 ................. 57,437 54,633,011

BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Media (continued)
Midcontinent Communications, 5.38%,
08/15/27
(c)
.................... USD 8,651 $ 7,958,920
Outfront Media Capital LLC
(c)
5.00%, 08/15/27 ................. 3,359 2,934,926
4.25%, 01/15/29 ................. 6,751 5,377,982
4.63%, 03/15/30 ................. 905 713,023
Radiate Holdco LLC
(c)
4.50%, 09/15/26 ................. 22,853 19,705,685
6.50%, 09/15/28 ................. 81,990 63,368,021
Scripps Escrow II, Inc., 3.88%, 01/15/29
(c)
.. 1,213 1,016,542
SES SA, (EUR Swap Annual 5 Year + 3.19%),
2.88%
(a)(b)(k)
................... EUR 1,100 962,542
Sinclair Television Group, Inc., 4.13%,
12/01/30
(c)
.................... USD 33,486 26,559,923
Sirius XM Radio, Inc.
(c)
3.13%, 09/01/26 ................. 26,288 23,454,942
5.00%, 08/01/27 ................. 13,160 12,206,163
4.00%, 07/15/28 ................. 4,835 4,182,275
4.13%, 07/01/30 ................. 699 583,798
3.88%, 09/01/31 ................. 30,512 24,295,180
Stagwell Global LLC, 5.63%, 08/15/29
(c)
... 5,853 4,703,061
Summer BC Bidco B LLC, 5.50%, 10/31/26
(c)
200 179,129
Summer BC Holdco B SARL, 5.75%,
10/31/26
(b)
.................... EUR 4,851 4,428,563
Summer BidCo BV
(b)(j)
9.00%, (9.00% Cash or 9.75% PIK),
11/15/25
(a)
................... 1,480 1,233,135
9.00%, (9.00% Cash or 9.75% PIK),
11/15/25 .................... 1,165 970,818
Tele Columbus AG, 3.88%, 05/02/25
(b)
.... 5,190 4,556,133
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(c)
............... USD 6,200 5,470,880
Univision Communications, Inc.
(c)
5.13%, 02/15/25 ................. 7,513 7,069,733
6.63%, 06/01/27 ................. 10,382 9,884,806
7.38%, 06/30/30 ................. 7,742 7,567,805
UPC Broadband Finco BV, 4.88%, 07/15/31
(c)
20,089 16,372,535
Videotron Ltd., 3.63%, 06/15/29
(c)
....... 16,080 13,053,107
Virgin Media Vendor Financing Notes III DAC,
4.88%, 07/15/28
(b)
............... GBP 1,427 1,389,670
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28
(c)
............... USD 28,420 23,516,664
VZ Secured Financing BV, 3.50%, 01/15/32
(b)
EUR 2,037 1,601,881
Ziggo Bond Co. BV
(c)
6.00%, 01/15/27 ................. USD 3,625 3,208,125
5.13%, 02/28/30 ................. 5,349 4,195,814
Ziggo BV
2.88%, 01/15/30
(b)
................ EUR 500 398,158
4.88%, 01/15/30
(c)
................ USD 3,754 3,183,174
1,051,324,083
Metals & Mining — 2.0%
Allegheny Technologies, Inc.
4.88%, 10/01/29 ................. 7,847 6,257,906
5.13%, 10/01/31 ................. 14,354 10,995,764
Arconic Corp.
(c)
6.00%, 05/15/25 ................. 1,118 1,090,390
6.13%, 02/15/28 ................. 16,884 15,765,941
Big River Steel LLC, 6.63%, 01/31/29
(c)
... 59,204 54,938,075
Carpenter Technology Corp.
6.38%, 07/15/28 ................. 2,229 1,989,626
7.63%, 03/15/30 ................. 17,813 16,357,606
Commercial Metals Co.
4.13%, 01/15/30 ................. 4,582 3,858,057
4.38%, 03/15/32 ................. 4,902 4,015,099
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
Constellium SE
4.25%, 02/15/26
(b)
................ EUR 1,100 $ 1,039,926
5.88%, 02/15/26
(c)
................ USD 10,760 10,046,074
5.63%, 06/15/28
(c)
................ 10,246 9,167,529
3.75%, 04/15/29
(c)
................ 40,116 31,814,909
ERO Copper Corp., 6.50%, 02/15/30
(c)
.... 8,555 6,865,387
FMG Resources August 2006 Pty. Ltd., 6.13%,
04/15/32
(c)
.................... 26,033 23,429,700
Joseph T Ryerson & Son, Inc., 8.50%,
08/01/28
(c)
.................... 1,346 1,389,879
Kaiser Aluminum Corp.
(c)
4.63%, 03/01/28 ................. 10,746 8,946,264
4.50%, 06/01/31 ................. 21,557 16,316,052
Mineral Resources Ltd.
(c)
8.00%, 11/01/27 ................. 7,434 7,248,150
8.50%, 05/01/30 ................. 7,566 7,452,510
New Gold, Inc., 7.50%, 07/15/27
(c)
...... 19,535 16,995,450
Novelis Corp.
(c)
3.25%, 11/15/26 ................. 30,603 25,867,941
4.75%, 01/30/30 ................. 41,918 34,841,403
3.88%, 08/15/31 ................. 27,660 21,303,456
United States Steel Corp., 6.88%, 03/01/29 . 15,093 13,170,001
Vedanta Resources Finance II plc, 8.95%,
03/11/25
(c)
.................... 6,297 4,974,630
356,137,725
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Starwood Property Trust, Inc.
(c)
5.50%, 11/01/23 ................. 2,231 2,205,901
4.38%, 01/15/27 ................. 5,032 4,368,078
6,573,979
Multiline Retail — 0.1%
NMG Holding Co., Inc., 7.13%, 04/01/26
(c)
.. 17,302 15,945,177
Oil, Gas & Consumable Fuels — 10.5%
Aethon United BR LP, 8.25%, 02/15/26
(c)
... 40,411 39,269,389
Antero Midstream Partners LP
(c)
5.75%, 03/01/27 ................. 5,069 4,714,170
5.38%, 06/15/29 ................. 13,940 12,484,106
Antero Resources Corp., 7.63%, 02/01/29
(c)
. 6,791 6,908,281
Apache Corp.
4.25%, 01/15/30 ................. 9,337 8,274,916
5.10%, 09/01/40 ................. 26,237 22,153,998
5.25%, 02/01/42 ................. 4,362 3,648,734
5.35%, 07/01/49 ................. 8,072 6,378,006
Ascent Resources Utica Holdings LLC
9.00%, 11/01/27
(b)
................ 215 269,864
9.00%, 11/01/27
(c)
................ 44,776 56,202,088
5.88%, 06/30/29
(c)
................ 14,905 13,116,400
BP Capital Markets plc, (U.K. Government
Bonds 5 Year Note Generic Bid Yield +
4.17%), 4.25%
(a)(b)(k)
.............. GBP 1,375 1,460,915
Buckeye Partners LP
4.13%, 03/01/25
(c)
................ USD 361 334,224
5.85%, 11/15/43 ................. 5,448 3,868,082
5.60%, 10/15/44 ................. 5,428 3,779,892
Callon Petroleum Co.
6.13%, 10/01/24 ................. 8,746 8,880,688
9.00%, 04/01/25
(c)
................ 58,484 61,993,040
6.38%, 07/01/26 ................. 12,004 11,073,690
8.00%, 08/01/28
(c)
................ 44,518 42,763,991
7.50%, 06/15/30
(c)
................ 32,958 30,325,974
Centennial Resource Production LLC, 6.88%,
04/01/27
(c)
.................... 5,458 5,183,106
Cheniere Energy Partners LP
4.50%, 10/01/29 ................. 29,698 26,511,405

BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
4.00%, 03/01/31 ................. USD 28,100 $ 23,893,430
3.25%, 01/31/32
(c)
................ 29,898 23,544,675
Cheniere Energy, Inc., 4.63%, 10/15/28 ... 106,558 95,962,938
Chesapeake Energy Corp., 6.75%, 04/15/29
(c)
30,267 29,269,097
CITGO Petroleum Corp.
(c)
7.00%, 06/15/25 ................. 13,281 12,849,368
6.38%, 06/15/26 ................. 20,872 19,268,404
Civitas Resources, Inc., 5.00%, 10/15/26
(c)
. 5,912 5,306,020
CNX Midstream Partners LP, 4.75%, 04/15/30
(c)
6,203 5,210,520
CNX Resources Corp., 6.00%, 01/15/29
(c)
.. 8,931 8,343,340
Colgate Energy Partners III LLC
(c)
7.75%, 02/15/26 ................. 9,807 9,322,878
5.88%, 07/01/29 ................. 26,200 22,957,750
Comstock Resources, Inc.
(c)
6.75%, 03/01/29 ................. 32,405 29,016,409
5.88%, 01/15/30 ................. 34,081 29,309,660
CQP Holdco LP, 5.50%, 06/15/31
(c)
...... 45,812 39,010,750
Crescent Energy Finance LLC, 7.25%,
05/01/26
(c)
.................... 40,844 37,168,040
Crestwood Midstream Partners LP
(c)
5.63%, 05/01/27 ................. 3,801 3,382,890
6.00%, 02/01/29 ................. 4,529 3,951,915
8.00%, 04/01/29 ................. 6,777 6,294,206
CrownRock LP, 5.63%, 10/15/25
(c)
....... 42,137 39,608,780
Cullinan Holdco Scsp, 4.63%, 10/15/26
(b)
.. EUR 1,411 1,191,700
DCP Midstream Operating LP
6.45%, 11/03/36
(c)
................ USD 8,938 8,759,240
6.75%, 09/15/37
(c)
................ 7,579 7,209,524
5.60%, 04/01/44 ................. 1,634 1,320,460
Diamondback Energy, Inc., 4.25%, 03/15/52 9,887 8,199,842
DT Midstream, Inc.
(c)
4.13%, 06/15/29 ................. 25,272 21,418,020
4.38%, 06/15/31 ................. 21,629 18,114,288
Earthstone Energy Holdings LLC, 8.00%,
04/15/27
(c)
.................... 17,690 16,739,163
Energy Transfer LP, Series H, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 5.69%), 6.50%
(a)(k)
.......... 43,069 38,069,443
EnLink Midstream LLC
5.63%, 01/15/28
(c)
................ 19,447 17,838,094
5.38%, 06/01/29 ................. 16,788 14,692,990
EnLink Midstream Partners LP
4.40%, 04/01/24 ................. 8,993 8,778,472
4.15%, 06/01/25 ................. 377 350,938
4.85%, 07/15/26 ................. 2,658 2,452,005
5.60%, 04/01/44 ................. 10,729 7,598,420
5.05%, 04/01/45 ................. 1,792 1,211,840
5.45%, 06/01/47 ................. 3,656 2,587,497
EQM Midstream Partners LP
6.00%, 07/01/25
(c)
................ 5,557 5,327,385
4.13%, 12/01/26 ................. 1,685 1,455,419
6.50%, 07/01/27
(c)
................ 12,727 11,833,571
4.50%, 01/15/29
(c)
................ 1,431 1,161,800
7.50%, 06/01/30
(c)
................ 4,802 4,613,017
4.75%, 01/15/31
(c)
................ 14,502 11,565,345
Genesis Energy LP
6.50%, 10/01/25 ................. 355 327,487
7.75%, 02/01/28 ................. 1,513 1,308,821
Gulfport Energy Corp., 8.00%, 05/17/26
(c)
.. 2,222 2,185,356
Harbour Energy plc, 5.50%, 10/15/26
(c)
.... 5,192 4,666,310
Harvest Midstream I LP, 7.50%, 09/01/28
(c)
. 1,866 1,752,605
Hess Midstream Operations LP, 4.25%,
02/15/30
(c)
.................... 14,695 12,306,548
Hilcorp Energy I LP, 6.25%, 11/01/28
(c)
.... 2,684 2,529,697
ITT Holdings LLC, 6.50%, 08/01/29
(c)
..... 24,200 19,360,000
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Kinetik Holdings LP, 5.88%, 06/15/30
(c)
.... USD 31,619 $ 30,120,734
Matador Resources Co., 5.88%, 09/15/26 .. 40,929 39,344,229
MPLX LP, 4.95%, 03/14/52 ........... 26,110 22,563,152
Murphy Oil Corp.
5.75%, 08/15/25 ................. 1,758 1,739,559
5.88%, 12/01/27 ................. 4,769 4,450,669
6.13%, 12/01/42
(m)
............... 1,714 1,281,215
Neptune Energy Bondco plc, 6.63%, 05/15/25
(c)
4,626 4,440,960
New Fortress Energy, Inc.
(c)
6.75%, 09/15/25 ................. 39,801 37,611,945
6.50%, 09/30/26 ................. 69,009 62,505,697
NGL Energy Operating LLC, 7.50%, 02/01/26
(c)
12,699 11,429,100
NGPL PipeCo LLC, 7.77%, 12/15/37
(c)
.... 9,239 10,054,218
Northern Oil and Gas, Inc., 8.13%, 03/01/28
(c)
52,214 49,211,695
NuStar Logistics LP
5.75%, 10/01/25 ................. 5,919 5,534,265
6.00%, 06/01/26 ................. 7,176 6,709,560
6.38%, 10/01/30 ................. 1,866 1,621,229
Occidental Petroleum Corp.
6.95%, 07/01/24 ................. 2,108 2,171,240
8.00%, 07/15/25 ................. 2,122 2,233,405
5.88%, 09/01/25 ................. 6,869 6,839,120
5.50%, 12/01/25 ................. 8,059 7,938,115
7.20%, 03/15/29 ................. 5,695 5,865,850
8.88%, 07/15/30 ................. 7,849 9,011,260
6.63%, 09/01/30 ................. 42,221 43,487,630
6.13%, 01/01/31 ................. 5,359 5,430,945
7.50%, 05/01/31 ................. 4,141 4,451,575
6.45%, 09/15/36 ................. 6,934 7,107,350
6.20%, 03/15/40 ................. 28,819 28,386,715
6.60%, 03/15/46 ................. 5,974 6,344,388
Parkland Corp., 5.88%, 07/15/27
(c)
...... 6,300 5,717,250
PDC Energy, Inc., 6.13%, 09/15/24 ...... 2,601 2,583,300
Range Resources Corp., 4.88%, 05/15/25 .. 1,830 1,784,982
Repsol International Finance BV
(a)(b)(k)
(EUR Swap Annual 5 Year + 4.00%), 3.75% EUR 1,250 1,179,337
(EUR Swap Annual 5 Year + 4.41%), 4.25% 2,710 2,428,152
Rockcliff Energy II LLC, 5.50%, 10/15/29
(c)
. USD 25,039 22,784,739
Rubis Terminal Infra SAS, 5.63%, 05/15/25
(b)
EUR 3,555 3,595,228
SM Energy Co.
5.63%, 06/01/25 ................. USD 4,857 4,589,865
6.75%, 09/15/26 ................. 10,091 9,519,471
6.63%, 01/15/27 ................. 2,339 2,186,965
6.50%, 07/15/28 ................. 10,197 9,378,233
Southwestern Energy Co.
5.38%, 02/01/29 ................. 22,694 21,050,954
4.75%, 02/01/32 ................. 1,539 1,315,114
Sunoco LP, 6.00%, 04/15/27 .......... 637 607,303
Tallgrass Energy Partners LP
(c)
6.00%, 03/01/27 ................. 2,791 2,490,968
6.00%, 12/31/30 ................. 1,944 1,613,520
6.00%, 09/01/31 ................. 7,785 6,422,625
Tap Rock Resources LLC, 7.00%, 10/01/26
(c)
53,603 50,612,934
TerraForm Power Operating LLC
(c)
5.00%, 01/31/28 ................. 63 57,062
4.75%, 01/15/30 ................. 6,660 5,704,223
UGI International LLC, 2.50%, 12/01/29
(b)
.. EUR 683 536,755
Venture Global Calcasieu Pass LLC
(c)
3.88%, 08/15/29 ................. USD 42,886 37,513,456
4.13%, 08/15/31 ................. 46,525 39,756,543
3.88%, 11/01/33 ................. 86,882 71,677,650
Vermilion Energy, Inc., 6.88%, 05/01/30
(c)
.. 9,400 8,413,000
Western Midstream Operating LP
4.75%, 08/15/28 ................. 2,229 2,036,459
5.45%, 04/01/44 ................. 19,455 16,169,829

BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
5.30%, 03/01/48 ................. USD 8,789 $ 7,085,252
5.50%, 08/15/48 ................. 6,422 5,233,930
5.75%, 02/01/50
(m)
............... 46,516 37,355,077
1,869,477,322
Paper & Forest Products — 0.0%
Fabric BC SpA, (EURIBOR 3 Month + 4.13%),
4.13%, 08/31/26
(a)(b)
.............. EUR 600 592,367
Personal Products — 0.1%
Coty, Inc.
(b)
3.88%, 04/15/26 ................. 3,009 2,780,879
4.75%, 04/15/26 ................. 1,600 1,437,787
Prestige Brands, Inc., 3.75%, 04/01/31
(c)
... USD 7,708 6,391,474
10,610,140
Pharmaceuticals — 0.8%
Almirall SA, 2.13%, 09/30/26
(b)
......... EUR 817 759,873
Bausch Health Cos., Inc.
(c)
9.00%, 12/15/25 ................. USD 2,270 1,677,190
6.13%, 02/01/27 ................. 3,901 3,315,850
7.00%, 01/15/28 ................. 7,939 4,545,077
6.25%, 02/15/29 ................. 357 189,995
7.25%, 05/30/29 ................. 4,270 2,316,475
Catalent Pharma Solutions, Inc.
5.00%, 07/15/27
(c)
................ 5,833 5,490,778
2.38%, 03/01/28
(b)
................ EUR 4,615 3,941,769
3.13%, 02/15/29
(c)
................ USD 9,563 7,845,804
3.50%, 04/01/30
(c)
................ 21,061 17,184,287
Cheplapharm Arzneimittel GmbH
4.38%, 01/15/28
(b)
................ EUR 1,605 1,429,094
5.50%, 01/15/28
(c)
................ USD 15,408 12,873,276
Elanco Animal Health, Inc., 6.40%, 08/28/28
(m)
6,159 5,862,752
Gruenenthal GmbH
(b)
3.63%, 11/15/26 ................. EUR 1,502 1,420,466
4.13%, 05/15/28 ................. 2,789 2,498,936
Jazz Securities DAC, 4.38%, 01/15/29
(c)
... USD 9,763 8,684,350
Nidda BondCo GmbH
(b)
5.00%, 09/30/25 ................. EUR 1,140 961,704
7.25%, 09/30/25 ................. 670 584,995
Nidda Healthcare Holding GmbH
3.50%, 09/30/24
(b)
................ 4,531 4,178,152
Organon & Co.
(c)
4.13%, 04/30/28 ................. USD 19,065 16,872,525
5.13%, 04/30/31 ................. 15,677 13,526,586
P&L Development LLC, 7.75%, 11/15/25
(c)
.. 15,358 10,751,369
Rossini SARL, 6.75%, 10/30/25
(b)
....... EUR 500 503,058
Teva Pharmaceutical Finance Netherlands II
BV
1.25%, 03/31/23
(b)
................ 643 656,902
6.00%, 01/31/25 ................. 3,400 3,470,169
4.50%, 03/01/25 ................. 3,294 3,223,903
3.75%, 05/09/27 ................. 551 488,209
1.63%, 10/15/28
(b)
................ 500 368,354
4.38%, 05/09/30 ................. 359 299,043
Teva Pharmaceutical Finance Netherlands III
BV, 7.13%, 01/31/25 ............. USD 245 237,849
136,158,790
Professional Services — 0.4%
AMN Healthcare, Inc., 4.00%, 04/15/29
(c)
.. 6,115 5,167,175
CoreLogic, Inc., 4.50%, 05/01/28
(c)
...... 28,765 22,149,050
Dun & Bradstreet Corp. (The), 5.00%,
12/15/29
(c)
.................... 22,056 19,050,870
KBR, Inc., 4.75%, 09/30/28
(c)
.......... 14,157 12,477,098
La Financiere Atalian SASU, 5.13%, 05/15/25
(b)
EUR 3,495 2,793,183
Security
Par (000)
Par (000) Value
Professional Services (continued)
Science Applications International Corp.,
4.88%, 04/01/28
(c)
............... USD 8,878 $ 8,278,735
69,916,111
Real Estate Management & Development — 0.4%
ADLER Group SA
(b)
3.25%, 08/05/25 ................. EUR 2,400 1,355,226
2.75%, 11/13/26 ................. 2,100 1,102,548
Cushman & Wakefield US Borrower LLC,
6.75%, 05/15/28
(c)
............... USD 13,459 12,500,046
DEMIRE Deutsche Mittelstand Real Estate AG,
1.88%, 10/15/24
(b)
............... EUR 1,800 1,557,337
DIC Asset AG, 2.25%, 09/22/26
(b)
....... 1,900 1,324,085
Fastighets AB Balder, (EUR Swap Annual 5
Year + 3.19%), 2.87%, 06/02/81
(a)(b)
.... 2,725 1,528,208
Five Point Operating Co. LP, 7.88%, 11/15/25
(c)
USD 2,025 1,698,469
Heimstaden Bostad AB
(a)(b)(k)
(EUR Swap Annual 5 Year + 3.91%), 3.38% EUR 1,200 737,220
(EUR Swap Annual 5 Year + 3.15%), 2.63% 3,725 1,980,538
Howard Hughes Corp. (The)
(c)
5.38%, 08/01/28 ................. USD 4,888 4,093,700
4.13%, 02/01/29 ................. 6,258 4,826,718
4.38%, 02/01/31 ................. 10,001 7,401,563
Realogy Group LLC
(c)
5.75%, 01/15/29 ................. 16,554 12,553,229
5.25%, 04/15/30 ................. 8,796 6,509,040
SBB Treasury OYJ
(b)
0.75%, 12/14/28 ................. EUR 100 61,978
1.13%, 11/26/29 ................. 600 372,546
Unique Pub Finance Co. plc (The), Series N,
6.46%, 03/30/32
(b)(m)
.............. GBP 2,516 3,507,218
WeWork Cos. LLC, 5.00%, 07/10/25
(c)
.... USD 12,875 8,315,311
71,424,980
Road & Rail — 1.2%
Albion Financing 1 SARL, 6.13%, 10/15/26
(c)
11,529 9,866,832
Avis Budget Car Rental LLC, 5.38%, 03/01/29
(c)
2,638 2,194,325
BCP V Modular Services Finance II plc
(b)
4.75%, 11/30/28 ................. EUR 3,000 2,494,645
6.13%, 11/30/28 ................. GBP 1,900 1,802,882
EC Finance plc, 3.00%, 10/15/26
(b)
...... EUR 1,774 1,621,601
Hertz Corp. (The)
(c)
4.63%, 12/01/26 ................. USD 5,759 4,814,985
5.00%, 12/01/29 ................. 6,757 5,202,890
Loxam SAS
(b)
4.25%, 04/15/24 ................. EUR 1,800 1,806,561
3.25%, 01/14/25 ................. 1,531 1,443,880
3.75%, 07/15/26 ................. 1,102 988,890
4.50%, 02/15/27 ................. 1,305 1,172,340
5.75%, 07/15/27 ................. 989 811,034
National Express Group plc, (U.K. Government
Bonds 5 Year Note Generic Bid Yield +
4.14%), 4.25%
(a)(b)(k)
.............. GBP 300 329,661
NESCO Holdings II, Inc., 5.50%, 04/15/29
(c)
. USD 12,396 10,381,650
PECF USS Intermediate Holding III Corp.,
8.00%, 11/15/29
(c)
............... 786 622,905
Uber Technologies, Inc.
7.50%, 05/15/25
(c)
................ 15,483 15,335,448
0.00%, 12/15/25
(i)(n)
............... 25,622 20,439,123
8.00%, 11/01/26
(c)
................ 11,774 11,721,017
7.50%, 09/15/27
(c)
................ 46,911 45,446,439
6.25%, 01/15/28
(c)
................ 20,427 18,891,707
4.50%, 08/15/29
(c)
................ 51,452 42,319,270
Williams Scotsman International, Inc., 4.63%,
08/15/28
(c)
.................... 7,264 6,192,560
205,900,645

BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment — 0.5%
ams-OSRAM AG
(b)(i)
0.00%, 03/05/25
(n)
................ EUR 800 $ 652,898
2.13%, 11/03/27 ................. 1,600 1,200,632
Entegris Escrow Corp., 4.75%, 04/15/29
(c)
.. USD 81,607 75,994,732
Entegris, Inc.
(c)
4.38%, 04/15/28 ................. 4,950 4,368,375
3.63%, 05/01/29 ................. 2,770 2,316,357
Synaptics, Inc., 4.00%, 06/15/29
(c)
....... 10,657 8,653,271
93,186,265
Software — 2.7%
ACI Worldwide, Inc., 5.75%, 08/15/26
(c)
... 8,476 8,181,629
Boxer Parent Co., Inc.
6.50%, 10/02/25
(b)
................ EUR 5,621 5,515,866
7.13%, 10/02/25
(c)
................ USD 19,730 18,892,659
9.13%, 03/01/26
(c)
................ 35,633 33,288,764
Camelot Finance SA, 4.50%, 11/01/26
(c)
... 13,529 12,339,789
Cedacri Mergeco SpA, (EURIBOR 3 Month +
4.63%), 4.62%, 05/15/28
(a)(b)
......... EUR 2,169 2,095,218
Central Parent, Inc., 7.25%, 06/15/29
(c)
.... USD 33,681 32,417,962
Change Healthcare Holdings LLC, 5.75%,
03/01/25
(c)
.................... 62,414 60,771,888
Clarivate Science Holdings Corp.
(c)
3.88%, 07/01/28 ................. 46,015 38,445,918
4.88%, 07/01/29 ................. 24,764 20,331,244
Condor Merger Sub, Inc., 7.38%, 02/15/30
(c)
46,182 37,535,344
Consensus Cloud Solutions, Inc.
(c)
6.00%, 10/15/26 ................. 4,772 4,105,352
6.50%, 10/15/28 ................. 4,321 3,565,689
Elastic NV, 4.13%, 07/15/29
(c)
......... 24,591 20,528,075
Fair Isaac Corp., 4.00%, 06/15/28
(c)
...... 9,874 8,746,784
Helios Software Holdings, Inc., 4.63%,
05/01/28
(c)
.................... 8,848 7,022,133
MicroStrategy, Inc., 6.13%, 06/15/28
(c)
.... 22,277 17,739,843
Minerva Merger Sub, Inc., 6.50%, 02/15/30
(c)
38,048 31,640,336
NCR Corp.
(c)
5.00%, 10/01/28 ................. 6,533 5,539,309
5.13%, 04/15/29 ................. 523 442,322
6.13%, 09/01/29 ................. 4,012 3,469,812
Open Text Corp.
(c)
3.88%, 02/15/28 ................. 717 637,721
3.88%, 12/01/29 ................. 4,016 3,380,067
Open Text Holdings, Inc., 4.13%, 02/15/30
(c)
4,860 4,204,143
PTC, Inc.
(c)
3.63%, 02/15/25 ................. 734 694,203
4.00%, 02/15/28 ................. 6,752 6,101,562
SS&C Technologies, Inc., 5.50%, 09/30/27
(c)
50,325 46,931,082
Veritas US, Inc., 7.50%, 09/01/25
(c)
...... 16,932 12,706,535
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(c)
39,966 33,477,216
480,748,465
Specialty Retail — 2.1%
Arko Corp., 5.13%, 11/15/29
(c)
......... 12,050 9,128,203
Asbury Automotive Group, Inc.
4.50%, 03/01/28 ................. 1,110 962,925
4.75%, 03/01/30 ................. 412 338,767
5.00%, 02/15/32
(c)
................ 9,887 8,082,622
Bath & Body Works, Inc.
6.88%, 11/01/35 ................. 7,807 6,343,187
6.75%, 07/01/36 ................. 3,311 2,648,469
7.60%, 07/15/37 ................. 4,818 3,884,139
Carvana Co.
(c)
5.50%, 04/15/27 ................. 15,693 10,127,275
4.88%, 09/01/29 ................. 8,186 4,654,602
10.25%, 05/01/30 ................ 9,869 8,092,580
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
Constellation Automotive Financing plc, 4.88%,
07/15/27
(b)
.................... GBP 2,096 $ 2,002,897
Douglas GmbH, 6.00%, 04/08/26
(b)
...... EUR 1,900 1,533,151
Dufry One BV, 2.50%, 10/15/24
(b)
....... 1,200 1,136,401
eG Global Finance plc
4.38%, 02/07/25
(b)
................ 817 761,996
6.75%, 02/07/25
(c)
................ USD 33,197 31,300,953
6.25%, 10/30/25
(b)
................ EUR 6,009 5,643,376
8.50%, 10/30/25
(c)
................ USD 16,076 15,573,625
Goldstory SASU, 5.38%, 03/01/26
(b)
..... EUR 2,940 2,593,409
Group 1 Automotive, Inc., 4.00%, 08/15/28
(c)
USD 1,146 957,808
GYP Holdings III Corp., 4.63%, 05/01/29
(c)
.. 12,795 9,976,645
Ken Garff Automotive LLC, 4.88%, 09/15/28
(c)
7,880 6,424,528
LBM Acquisition LLC, 6.25%, 01/15/29
(c)
... 12,962 8,345,121
LCM Investments Holdings II LLC, 4.88%,
05/01/29
(c)
.................... 13,438 10,227,662
Lithia Motors, Inc., 3.88%, 06/01/29
(c)
..... 5,995 5,092,033
Murphy Oil USA, Inc., 4.75%, 09/15/29 .... 4,526 4,073,672
Penske Automotive Group, Inc.
3.50%, 09/01/25 ................. 9,848 9,232,500
3.75%, 06/15/29
(c)
................ 3,793 3,158,279
PetSmart, Inc.
(c)
4.75%, 02/15/28 ................. 5,438 4,705,175
7.75%, 02/15/29 ................. 50,927 45,860,273
Sonic Automotive, Inc., 4.63%, 11/15/29
(c)
.. 2,511 1,945,548
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(c)
............... 11,884 9,661,866
SRS Distribution, Inc.
(c)
4.63%, 07/01/28 ................. 35,977 31,479,875
6.13%, 07/01/29 ................. 28,610 22,572,583
6.00%, 12/01/29 ................. 35,784 28,098,670
Staples, Inc., 7.50%, 04/15/26
(c)
........ 18,860 15,632,488
Tendam Brands SAU
(b)
5.00%, 09/15/24 ................. EUR 546 545,002
(EURIBOR 3 Month + 5.25%), 5.25%,
09/15/24
(a)
................... 364 364,128
White Cap Buyer LLC, 6.88%, 10/15/28
(c)
.. USD 29,338 23,470,400
White Cap Parent LLC, 8.25%, (8.25% Cash or
9.00% PIK), 03/15/26
(c)(j)
........... 17,016 14,165,820
370,798,653
Technology Hardware, Storage & Peripherals — 0.0%
Xerox Corp., 4.80%, 03/01/35 ......... 2,623 2,012,750
Textiles, Apparel & Luxury Goods — 0.2%
BK LC Lux Finco1 SARL, 5.25%, 04/30/29
(b)
EUR 1,012 836,489
Crocs, Inc.
(c)
4.25%, 03/15/29 ................. USD 4,528 3,349,268
4.13%, 08/15/31 ................. 10,593 7,497,258
European TopSoho SARL, Series SMCP,
4.00%, 09/21/21
(b)(e)(i)(l)
............ EUR 2,700 1,927,112
Kontoor Brands, Inc., 4.13%, 11/15/29
(c)
... USD 6,372 5,060,133
Levi Strauss & Co., 3.50%, 03/01/31
(c)
.... 8,248 6,742,740
William Carter Co. (The), 5.63%, 03/15/27
(c)
. 2,686 2,515,197
27,928,197
Thrifts & Mortgage Finance — 0.3%
Enact Holdings, Inc., 6.50%, 08/15/25
(c)
... 22,900 21,597,448
Home Point Capital, Inc., 5.00%, 02/01/26
(c)
. 12,247 8,450,430
Jerrold Finco plc, 4.88%, 01/15/26
(b)
..... GBP 761 813,349
Ladder Capital Finance Holdings LLLP
(c)
4.25%, 02/01/27 ................. USD 3,906 3,153,400
4.75%, 06/15/29 ................. 2,924 2,249,808
MGIC Investment Corp., 5.25%, 08/15/28 .. 8,434 7,552,225
Nationstar Mortgage Holdings, Inc.
(c)
6.00%, 01/15/27 ................. 3,788 3,285,863
5.13%, 12/15/30 ................. 3,825 2,859,302

BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Thrifts & Mortgage Finance (continued)
5.75%, 11/15/31 ................. USD 3,079 $ 2,357,590
Rocket Mortgage LLC, 2.88%, 10/15/26
(c)
.. 11,239 9,288,022
61,607,437
Trading Companies & Distributors — 0.6%
Beacon Roofing Supply, Inc., 4.13%, 05/15/29
(c)
7,445 6,054,418
Fortress Transportation & Infrastructure
Investors LLC
(c)
6.50%, 10/01/25 ................. 5,358 5,055,327
9.75%, 08/01/27 ................. 3,399 3,322,194
5.50%, 05/01/28 ................. 10,425 8,604,947
Foundation Building Materials, Inc., 6.00%,
03/01/29
(c)
.................... 8,744 6,404,980
H&E Equipment Services, Inc., 3.88%,
12/15/28
(c)
.................... 1,225 990,719
Herc Holdings, Inc., 5.50%, 07/15/27
(c)
.... 4,513 4,119,922
Imola Merger Corp., 4.75%, 05/15/29
(c)
.... 30,689 25,676,259
United Rentals North America, Inc., 5.25%,
01/15/30 ..................... 1,941 1,800,277
WESCO Distribution, Inc.
(c)
7.13%, 06/15/25 ................. 30,501 30,434,813
7.25%, 06/15/28 ................. 21,168 20,935,152
113,399,008
Transportation Infrastructure — 0.1%
(b)
Abertis Infraestructuras Finance BV, (EUR
Swap Annual 5 Year + 3.69%), 3.25%
(a)(k)
. EUR 1,800 1,504,498
Autostrade per l'Italia SpA
1.88%, 11/04/25 ................. 700 677,909
1.75%, 02/01/27 ................. 1,700 1,562,635
1.63%, 01/25/28 ................. 725 632,608
2.00%, 12/04/28 ................. 3,754 3,206,371
2.00%, 01/15/30 ................. 3,748 3,073,438
10,657,459
Water Utilities — 0.0%
Thames Water Kemble Finance plc, 4.63%,
05/19/26
(b)
.................... GBP 1,179 1,338,652
Wireless Telecommunication Services — 1.1%
Connect Finco SARL, 6.75%, 10/01/26
(c)
... USD 88,012 79,090,224
Ligado Networks LLC, 15.50%, (15.50% Cash
or 15.50% PIK), 11/01/23
(a)(c)(j)
........ 16,161 8,343,066
Matterhorn Telecom SA, 4.00%, 11/15/27
(b)
. EUR 2,718 2,421,079
SoftBank Group Corp.
(b)
(USD Swap Rate 5 Year + 4.23%), 6.00%
(a)
(k)
......................... USD 902 802,780
2.13%, 07/06/24 ................. EUR 2,741 2,570,826
4.50%, 04/20/25 ................. 1,300 1,232,913
4.75%, 07/30/25 ................. 1,409 1,309,152
3.13%, 09/19/25 ................. 2,500 2,194,512
2.88%, 01/06/27 ................. 994 804,378
Sprint Corp., 7.63%, 03/01/26 ......... USD 16,450 17,332,156
T-Mobile USA, Inc.
4.75%, 02/01/28 ................. 320 310,147
2.63%, 02/15/29 ................. 23,868 20,091,770
3.38%, 04/15/29
(c)
................ 3,198 2,798,250
3.38%, 04/15/29 ................. 6,010 5,258,750
2.88%, 02/15/31 ................. 9,359 7,770,123
3.50%, 04/15/31 ................. 9,832 8,489,244
3.50%, 04/15/31
(c)
................ 7,847 6,775,335
Vmed O2 UK Financing I plc
4.00%, 01/31/29
(b)
................ GBP 1,463 1,412,689
4.25%, 01/31/31
(c)
................ USD 1,235 992,631
4.50%, 07/15/31
(b)
................ GBP 2,742 2,628,546
4.75%, 07/15/31
(c)
................ USD 23,254 18,785,744
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
Vodafone Group plc
(a)(b)
(EUR Swap Annual 5 Year + 3.43%),
4.20%, 10/03/78 ............... EUR 2,000 $ 1,844,392
(EUR Swap Annual 5 Year + 3.00%),
2.63%, 08/27/80 ............... 1,400 1,266,133
Series NC10, (EUR Swap Annual 5 Year +
3.23%), 3.00%, 08/27/80 ......... 1,300 1,031,015
195,555,855
Total Corporate Bonds — 78.6%
(Cost: $16,118,418,103) ........................... 14,038,148,796
Floating Rate Loan Interests
Aerospace & Defense — 0.6%
(a)
Brown Group Holdings LLC, Term Loan B2,
07/02/29
(o)
..................... USD 15,343 14,703,657
Cobham Ultra US Co., Term Loan, 11/17/28
(o)
5,127 4,866,394
Peraton Corp., 1st Lien Term Loan B,
02/01/28
(o)
..................... 56,041 52,507,985
Peraton Corp., 2nd Lien Term Loan B1, (LIBOR
USD 1 Month + 7.75%), 9.00%
,
 02/01/29 22,698 21,052,834
Sequa Mezzanine Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 6.75%),
8.30%
,
 11/28/23 ................. 5,188 5,141,768
Spirit Aerosystems, Inc., Term Loan, (LIBOR
USD 1 Month + 3.75%), 5.42%
,
 01/15/25 15,206 14,791,586
113,064,224
Air Freight & Logistics — 0.0%
AIT Worldwide Logistics Holdings, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month + 4.75%),
5.72%
,
 04/06/28
(a)
................ 7,946 7,177,820
Airlines — 0.8%
(a)
AAdvantage Loyalty IP Ltd., Term Loan, (LIBOR
USD 3 Month + 4.75%), 5.81%
,
 04/20/28 49,202 46,847,412
Air Canada, Term Loan, (LIBOR USD 3 Month
+ 3.50%), 4.25%
,
 08/11/28
(d)
......... 23,425 21,492,438
Mileage Plus Holdings LLC, Term Loan, (LIBOR
USD 3 Month + 5.25%), 7.31%
,
 06/21/27 15,588 15,369,312
SkyMiles IP Ltd., Term Loan, (LIBOR USD 3
Month + 3.75%), 4.75%
,
 10/20/27 ..... 18,772 18,637,029
United Airlines, Inc., Term Loan B, (LIBOR USD
1 Month + 3.75%), 5.39%
,
 04/21/28 .... 45,684 42,343,923
144,690,114
Auto Components — 0.0%
Clarios Global LP, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.25%), 4.92%
,
 04/30/26
(a)
5,915 5,508,362
Beverages — 0.1%
(a)
Naked Juice LLC, 1st Lien Term Loan,
01/24/29
(o)
..................... 7,499 6,964,349
Naked Juice LLC, 2nd Lien Term Loan, (SOFR
3 Month + 6.00%), 8.15%
,
 01/24/30
(d)
... 1,936 1,742,400
8,706,749
Chemicals — 0.4%
(a)
Alpha 3 BV, Term Loan, (LIBOR USD 1 Month
+ 2.50%), 4.17%
,
 03/18/28 .......... 25,324 24,142,320
ARC Falcon I, Inc., Delayed Draw Term Loan,
09/30/28
(o)
..................... 1,607 1,479,560
ARC Falcon I, Inc., Term Loan, (LIBOR USD 1
Month + 3.75%), 5.42%
,
 09/30/28 ..... 10,955 10,084,310

BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Chemicals (continued)
Ascend Performance Materials Operations
LLC, Term Loan, (LIBOR USD 3 Month +
4.75%), 7.00%
,
 08/27/26 ........... USD 19,793 $ 19,248,904
WR Grace Holdings LLC, Term Loan,
09/22/28
(o)
..................... 18,214 17,239,449
72,194,543
Commercial Services & Supplies — 0.1%
(a)(d)
Propulsion (BC) Finco, Term Loan, 02/10/29
(o)
9,476 8,955,170
TruGreen Ltd. Partnership, 2nd Lien Term
Loan, (LIBOR USD 3 Month + 8.50%),
10.75%
,
 11/02/28 ................ 12,384 11,826,720
20,781,890
Communications Equipment — 0.1%
ViaSat, Inc., Term Loan, 03/02/29
(a)(o)
...... 20,979 19,484,429
Construction & Engineering — 0.6%
Brand Energy & Infrastructure Services, Inc.,
Term Loan, (LIBOR USD 3 Month + 4.25%),
5.25% - 6.50%
,
 06/21/24
(a)
.......... 124,091 106,925,520
Construction Materials — 0.0%
Smyrna Ready Mix Concrete LLC, Term Loan,
04/02/29
(a)(d)(o)
................... 4,033 3,719,990
Containers & Packaging — 0.1%
Mauser Packaging Solutions Holding Co.,
Term Loan, (LIBOR USD 1 Month + 3.25%),
4.31%
,
 04/03/24
(a)
................ 19,871 18,649,270
Diversified Consumer Services — 0.1%
(a)
Ascend Learning LLC, 2nd Lien Term
Loan, (LIBOR USD 1 Month + 5.75%),
7.42%
,
 12/10/29
(d)
................ 8,164 7,470,060
Sotheby's, Term Loan, (LIBOR USD 3 Month +
4.50%), 5.54%
,
 01/15/27 ........... 3,714 3,546,762
11,016,822
Diversified Financial Services — 1.0%
(a)
Acuris Finance US, Inc., Term Loan, (SOFR 3
Month + 4.00%), 6.20%
,
 02/16/28 ..... 3,885 3,652,195
Clydesdale Acquisition Holdings, Inc., 1st Lien
Term Loan B, (SOFR 1 Month + 4.18%),
5.88%
,
 04/13/29 ................. 9,833 9,173,894
Deerfield Dakota Holding LLC, 2nd Lien Term
Loan, (LIBOR USD 1 Month + 6.75%),
8.42%
,
 04/07/28 ................. 16,090 15,607,300
EP Purchaser LLC, 1st Lien Term Loan,
11/06/28
(o)
..................... 3,816 3,622,456
Gainwell Acquisition Corp., 1st Lien Term Loan
B, 10/01/27
(o)
................... 38,196 36,047,659
Grab Holdings, Inc., Term Loan, (LIBOR USD 3
Month + 4.50%), 5.50%
,
 01/29/26 ..... 9,436 8,586,983
Mercury Borrower, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
5.81%
,
 08/02/28
(d)
................ 3,870 3,599,379
Mercury Borrower, Inc., 2nd Lien Term
Loan, (LIBOR USD 3 Month + 6.50%),
7.50%
,
 08/02/29
(d)
................ 12,959 12,051,899
PECF USS Intermediate Holding III Corp.,
Term Loan, (LIBOR USD 1 Month + 4.25%),
5.92%
,
 12/15/28 ................. 42,968 38,671,080
Proofpoint, Inc., 2nd Lien Term Loan, (LIBOR
USD 3 Month + 6.25%), 7.82%
,
 08/31/29 26,322 25,137,510
Security
Par (000)
Par (000) Value
Diversified Financial Services (continued)
White Cap Supply Holdings LLC, Term Loan,
10/19/27
(o)
..................... USD 24,396 $ 22,414,221
178,564,576
Diversified Telecommunication Services — 0.3%
(a)
Connect Finco SARL, Term Loan, 12/11/26
(o)
3,876 3,556,679
Frontier Communications Holdings LLC, Term
Loan B, 05/01/28
(o)
................ 11,518 10,751,908
Zayo Group Holdings, Inc., Term Loan, (LIBOR
USD 1 Month + 3.00%), 4.67%
,
 03/09/27 47,451 43,613,119
57,921,706
Food Products — 0.0%
Chobani LLC, Term Loan, 10/25/27
(a)(o)
.... 1,739 1,572,603
Health Care Equipment & Supplies — 0.1%
Chariot Buyer LLC, 1st Lien Term Loan,
(LIBOR USD 1 Month + 3.50%), 4.00% -
5.17%
,
 11/03/28
(a)
................ 24,433 22,010,178
Health Care Providers & Services — 0.1%
(a)
Envision Healthcare Corp., Term Loan,
(LIBOR USD 1 Month + 3.75%), 4.81% -
5.42%
,
 10/10/25 ................. 24,473 8,051,676
Quorum Health Corp., Term Loan, (LIBOR USD
3 Month + 7.75%), 8.75%
,
 04/29/25 .... 13,919 9,279,180
17,330,856
Health Care Technology — 1.2%
(a)
Athenahealth Group, Inc., Delayed Draw Term
Loan, 02/15/29
(o)
................. 15,559 14,284,793
Athenahealth Group, Inc., Term Loan, (SOFR 1
Month + 3.50%), 5.01%
,
 02/15/29 ..... 91,796 84,280,359
Polaris Newco LLC, 1st Lien Term Loan,
06/02/28
(o)
..................... 15,458 14,243,006
Verscend Holding Corp., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.00%),
8.67%
,
 04/02/29
(d)
................ 51,206 48,133,640
Verscend Holding Corp., Term Loan B1,
08/27/25
(o)
..................... 56,592 54,045,574
214,987,372
Hotels, Restaurants & Leisure — 0.2%
(a)
Fertitta Entertainment LLC, Term Loan B,
(SOFR 1 Month + 4.00%), 5.53%
,
 01/27/29 30,014 27,601,587
IRB Holding Corp., Term Loan B, 12/15/27
(o)
. 6,780 6,351,068
Raptor Acquisition Corp., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 4.00%),
6.10%
,
 11/01/26 ................. 3,698 3,470,573
37,423,228
Household Durables — 0.2%
(a)
Hunter Douglas Holding BV, Term Loan B1,
(SOFR 3 Month + 3.50%), 4.84%
,
 02/26/29 13,231 11,353,918
SWF Holdings I Corp., 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.00%),
5.60%
,
 10/06/28 ................. 25,326 20,735,276
32,089,194
Insurance — 0.2%
(a)
Alliant Holdings Intermediate LLC, Term
Loan B4, (LIBOR USD 1 Month + 3.50%),
5.01%
,
 11/05/27 ................. 10,622 9,854,944
AssuredPartners, Inc., Term Loan, 02/12/27
(o)
8,473 7,879,638

BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Insurance (continued)
Sedgwick Claims Management Services, Inc.,
Term Loan
(LIBOR USD 1 Month + 3.25%),
4.92%, 12/31/25 ............... USD 2,331 $ 2,184,374
(LIBOR USD 1 Month + 3.75%),
5.42%, 09/03/26 ............... 5,980 5,673,500
(LIBOR USD 1 Month + 4.25%),
5.92%, 09/03/26 ............... 8,604 8,286,814
33,879,270
Interactive Media & Services — 0.0%
Camelot US Acquisition 1 Co., Term Loan,
10/30/26
(a)(o)
.................... 3,747 3,524,909
Internet & Direct Marketing Retail — 0.1%
Pug LLC, Term Loan B, (LIBOR USD 1 Month +
3.50%), 5.17%
,
 02/12/27
(a)(d)
......... 9,148 8,233,061
IT Services — 0.1%
(a)
CoreLogic, Inc., 2nd Lien Term Loan, (LIBOR
USD 1 Month + 6.50%), 8.19%
,
 06/04/29
(d)
18,151 13,068,645
Epicor Software Corp., Term Loan C, (LIBOR
USD 1 Month + 3.25%), 4.92%
,
 07/30/27 1,048 986,501
TierPoint LLC, 1st Lien Term Loan, 05/05/26
(d)(o)
1,416 1,320,461
15,375,607
Leisure Products — 0.0%
Peloton Interactive, Inc., Term Loan, (SOFR 6
Month + 6.50%), 8.35%
,
 05/25/27
(a)
.... 5,895 5,603,964
Machinery — 0.4%
(a)
Filtration Group Corp., Term Loan, 10/21/28
(o)
9,226 8,602,890
Husky Injection Molding Systems Ltd., Term
Loan, (LIBOR USD 3 Month + 3.00%),
5.88%
,
 03/28/25 ................. 48,588 44,447,783
SPX Flow, Inc., Term Loan, (SOFR 1 Month +
4.50%), 6.13%
,
 04/05/29 ........... 22,742 21,138,562
74,189,235
Media — 0.8%
(a)
AVSC Holding Corp., 2nd Lien Term
Loan, (LIBOR USD 3 Month + 7.25%),
8.58%
,
 09/01/25 ................. 15,568 12,330,077
Clear Channel Outdoor Holdings, Inc., Term
Loan B, (LIBOR USD 3 Month + 3.50%),
4.74%
,
 08/21/26 ................. 52,861 45,262,202
DirectTV Financing LLC, Term Loan, (LIBOR
USD 1 Month + 5.00%), 6.67%
,
 08/02/27 60,312 55,361,991
Intelsat Jackson Holdings SA, Term Loan B,
(SOFR 6 Month + 4.25%), 4.92%
,
 02/01/29 22,779 20,838,462
Promotora de Informaciones SA, Term
Loan, (EURIBOR 6 Month + 6.00%),
6.00%
,
 03/31/25
(d)
................ EUR 399 342,864
134,135,596
Metals & Mining — 0.0%
Grinding Media, Inc., 1st LienTerm Loan,
10/12/28
(a)(d)(o)
................... USD 1,847 1,680,867
Oil, Gas & Consumable Fuels — 0.9%
(a)
Ascent Resources Utica Holdings LLC, 2nd
Lien Term Loan, (LIBOR USD 3 Month +
9.00%), 10.02%
,
 11/01/25 ........... 141,095 147,914,041
Freeport LNG investments LLLP, Term
Loan B, (LIBOR USD 3 Month + 3.50%),
4.56%
,
 12/21/28 ................. 16,814 14,488,534
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Lealand Finance Co. BV, Term Loan, (LIBOR
USD 1 Month + 3.00%), 4.67%
,
 06/28/24 USD 758 $ 454,660
162,857,235
Pharmaceuticals — 0.0%
Medical Solutions Holdings, Inc., 2nd Lien
Term Loan, (LIBOR USD 3 Month + 7.00%),
9.88%
,
 11/01/29
(a)
................ 7,811 7,186,120
Professional Services — 0.2%
(a)
Dun & Bradstreet Corp. (The), Term Loan,
02/06/26
(o)
..................... 3,836 3,612,167
Dun & Bradstreet Corp. (The), Term Loan B2,
01/18/29
(o)
..................... 4,999 4,655,390
Element Materials Technology Group US
Holdings, Inc., Term Loan, 04/12/29
(o)
... 3,538 3,387,354
Element Materials Technology Group US
Holdings, Inc., Term Loan B, 04/12/29
(o)
.. 7,665 7,339,267
Galaxy US Opco, Inc., 1st Lien Term Loan,
(SOFR 1 Month + 4.75%), 6.28%
,
 04/29/29 15,702 14,700,998
33,695,176
Software — 3.1%
(a)
Banff Guarantor, Inc., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 5.50%),
7.17%
,
 02/27/26 ................. 27,676 25,929,091
Barracuda Networks, Inc., 2nd Lien Term
Loan, (LIBOR USD 3 Month + 6.75%),
7.99%
,
 10/30/28 ................. 10,698 10,671,688
Boxer Parent Co., Inc., Term Loan, (LIBOR
USD 1 Month + 3.75%), 5.42%
,
 10/02/25 7,676 7,132,760
CDK Global, Inc., Term Loan B, 07/06/29
(o)
.. 10,287 9,696,835
Cloudera, Inc., 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.75%), 5.42%
,
 10/08/28 32,769 30,065,262
Cloudera, Inc., 2nd Lien Term Loan, (LIBOR
USD 1 Month + 6.00%), 7.67%
,
 10/08/29
(d)
17,860 15,538,200
Delta Topco, Inc., 1st Lien Term Loan,
12/01/27
(o)
..................... 18,816 16,993,143
Epicor Software Corp. 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.75%),
9.42%
,
 07/31/28 ................. 6,927 6,705,336
Greeneden US Holdings I LLC, Term
Loan, (LIBOR USD 1 Month + 4.00%),
5.67%
,
 12/01/27 ................. 15,073 14,372,530
Helios Software Holdings, Inc., Term Loan,
03/11/28
(o)
..................... 5,047 4,627,648
Magenta Buyer LLC, 1st Lien Term Loan,
(LIBOR USD 3 Month + 4.75%),
5.98%
,
 07/27/28 ................. 58,299 52,239,757
Magenta Buyer LLC, 2nd Lien Term
Loan, (LIBOR USD 3 Month + 8.25%),
9.48%
,
 07/27/29 ................. 30,053 27,348,230
McAfee Corp., Term Loan B1, 03/01/29
(o)
... 59,321 53,833,620
MH Sub I LLC, 2nd Lien Term Loan, (LIBOR
USD 1 Month + 6.25%), 7.92%
,
 02/23/29 4,143 3,887,501
MH Sub I, LLC, 1st Lien Term Loan
(LIBOR USD 1 Month + 3.75%), 4.56% -
5.42%, 09/13/24 ............... 5,938 5,577,935
 09/13/24
(o)
..................... 9,748 9,160,338
Planview Parent, Inc., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.25%),
8.92%
,
 12/18/28
(d)
................ 12,161 11,552,950
Proofpoint, Inc., 1st Lien Term Loan, 08/31/28
(o)
5,787 5,365,630
RealPage, Inc., 1st Lien Term Loan, 04/24/28
(o)
9,683 8,928,818

BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Software (continued)
RealPage, Inc., 2nd Lien Term Loan, (LIBOR
USD 1 Month + 6.50%), 8.17%
,
 04/23/29 USD 42,762 $ 40,552,287
Sabre GLBL, Inc., Term Loan B1, (LIBOR USD
1 Month + 3.50%), 5.17%
,
 12/17/27 .... 5,994 5,593,442
Sabre GLBL, Inc., Term Loan B2, (LIBOR USD
1 Month + 3.50%), 5.17%
,
 12/17/27 .... 9,555 8,916,279
Sophia LP, 1st Lien Term Loan B, 10/07/27
(o)
34,975 32,548,794
Sophia LP, 2nd Lien Term Loan, (LIBOR USD 3
Month + 8.00%), 10.25%
,
 10/09/28 ..... 61,702 61,239,235
Sovos Compliance LLC, 1st Lien Term Loan,
08/11/28
(o)
..................... 6,970 6,547,326
Sovos Compliance LLC, Delayed Draw 1st Lien
Term Loan, 08/11/28
(o)
............. 1,214 1,140,427
TIBCO Software, Inc., 2nd Lien Term Loan,
(LIBOR USD 1 Month + 7.25%), 8.31% -
8.92%
,
 03/03/28 ................. 18,473 18,075,830
UKG, Inc., 1st Lien Term Loan, 05/04/26
(o)
.. 11,573 10,813,474
UKG, Inc., 2nd Lien Term Loan, (LIBOR USD 3
Month + 5.25%), 6.21%
,
 05/03/27 ..... 25,571 23,525,049
Veritas US Inc., Term Loan B, 09/01/25
(o)
... 31,443 25,651,895
554,231,310
Specialty Retail — 0.1%
(a)(o)
PetSmart LLC, Term Loan, 02/11/28 ...... 1,077 1,010,621
Staples, Inc., Term Loan B1, 04/16/26 ..... 8,449 7,325,126
8,335,747
Textiles, Apparel & Luxury Goods — 0.2%
Crocs, Inc., Term Loan, 02/20/29
(a)(o)
...... 40,808 37,058,726
Trading Companies & Distributors — 0.1%
(a)
BCPE Empire Holdings, Inc., 1st Lien
Term Loan, (SOFR 1 Month + 4.63%),
6.25%
,
 06/11/26 ................. 2,281 2,134,893
Foundation Building Materials, Inc., 1st Lien
Term Loan, 01/31/28
(d)(o)
............ 1,920 1,670,048
SRS Distribution, Inc., Term Loan, (SOFR 3
Month + 3.50%), 4.00%
,
 06/02/28 ..... 16,294 14,970,471
18,775,412
Transportation Infrastructure — 0.2%
(a)
KKR Apple Bidco LLC, 1st Lien Term Loan,
09/22/28
(o)
..................... 6,605 6,222,458
KKR Apple Bidco LLC, 2nd Lien Term
Loan, (LIBOR USD 1 Month + 5.75%),
7.42%
,
 09/21/29 ................. 1,747 1,666,201
MHI Holdings LLC, Term Loan, (LIBOR USD 3
Month + 5.00%), 7.25%
,
 09/21/26
(d)
.... 23,024 21,930,794
29,819,453
Wireless Telecommunication Services — 0.1%
Digicel International Finance Ltd., 1st Lien Term
Loan B, (LIBOR USD 1 Month + 3.25%),
4.92%
,
 05/27/24
(a)(d)
............... 16,559 14,281,965
Total Floating Rate Loan Interests — 12.5%
(Cost: $2,412,071,992) ........................... 2,236,683,099
Foreign Agency Obligations
Finland — 0.0%
Finnair OYJ, 4.25%
,
05/19/25
(b)
......... EUR 1,675 1,443,256
France — 0.1%
Electricite de France SA
(a)(b)(k)
(BPSWS13 + 4.23%), 6.00% ........ GBP 3,900 4,183,945
(EUR Swap Annual 5 Year + 3.37%), 2.88% EUR 1,200 974,594
(EUR Swap Annual 5 Year + 3.20%), 3.00% 400 318,053
Security
Par (000)
Par (000) Value
France (continued)
(EUR Swap Annual 5 Year + 3.97%), 3.38% EUR 7,000 $ 4,767,879
10,244,471
Greece — 0.0%
Public Power Corp. SA, 3.38%
,
07/31/28
(b)
.. 1,209 997,106
Ireland — 0.0%
AIB Group plc, (EUR Swap Annual 5 Year +
6.63%), 6.25%
(a)(b)(k)
............... 1,000 974,468
Italy — 0.0%
Banca Monte dei Paschi di Siena SpA
(b)
3.63%, 09/24/24 ................. 400 385,646
2.63%, 04/28/25 ................. 1,750 1,619,066
1.88%, 01/09/26 ................. 201 175,286
Poste Italiane SpA, (EURIBOR Swap Rate 5
Year + 2.68%), 2.63%
(a)(b)(k)
.......... 2,975 2,166,767
4,346,765
Total Foreign Agency Obligations — 0.1%
(Cost: $25,765,301) .............................. 18,006,066
Shares
Shares
Investment Companies
Western Midstream Partners LP ......... 138,520 3,367,421
Total Investment Companies — 0.0%
(Cost: $2,296,143) .............................. 3,367,421
Beneficial Interest
(000)
Other Interests
(p)
Capital Markets — 0.0%
Lehman Brothers Holdings Capital Trust
Escrow Bonds
(e)(l)
................. USD 11,550 46,200
Lehman Brothers Holdings Capital Trust VII
Escrow Bonds
(a)
.................. 5,500 22,000
Lehman Brothers Holdings, Inc.
(d)(e)(l)
...... 7,598 —
Lehman Brothers Holdings, Inc.
(e)(l)
....... 5,675 22,700
90,900
Independent Power and Renewable Electricity Producers — 0.0%
GenOn Energy Holdings LLC, Escrow
(a)(d)(e)(l)
. 5,134 —
Media — 0.0%
Adelphia Communications Corp.
(d)(e)(l)
...... 325 —
Total Other Interests — 0.0%
(Cost: $0) .................................... 90,900
Par (000)
Pa r (000)
Preferred Securities
Capital Trusts — 0.9%
Banks — 0.3%
(a)(k)
Banco Bilbao Vizcaya Argentaria SA, (EUR
Swap Annual 5 Year + 6.46%), 6.00%
(b)
.. EUR 800 761,648
Citigroup, Inc., Series W, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.60%), 4.00% ................. USD 12,335 10,669,775
JPMorgan Chase & Co.
Series FF, (SOFR + 3.38%), 5.00% .... 10,732 9,470,990
Series HH, (SOFR + 3.13%), 4.60% .... 5,845 4,936,226

BlackRock High Yield Bond Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Security
Par (000)
Par (000) Value
Banks (continued)
Wells Fargo & Co., Series BB, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.45%), 3.90% ............. USD 15,010 $ 12,927,363
38,766,002
Capital Markets — 0.3%
(a)(k)
Charles Schwab Corp. (The), Series H, (US
Treasury Yield Curve Rate T Note Constant
Maturity 10 Year + 3.08%), 4.00% ..... 63,428 48,823,703
Goldman Sachs Group, Inc. (The), Series
R, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%), 4.95% 9,899 8,912,370
57,736,073
Consumer Finance — 0.0%
General Motors Financial Co., Inc., Series
C, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.00%), 5.70%
(a)
(k)
........................... 10,625 9,243,750
Electric Utilities — 0.2%
Edison International, Series A, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 4.70%), 5.38%
(a)(k)
........... 34,000 27,625,000
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp., 7.00%
(c)(k)
............... 15,109 13,711,417
Total Capital Trusts — 0.9%
(Cost: $178,064,421) ............................. 147,082,242
Shares
Shares
Preferred Stocks — 0.2%
Capital Markets — 0.1%
Verscend Intermediate Holding Corp., 12.25%
(d)
(k)
........................... 9,756 11,291,790
Insurance — 0.1%
Alliant Holdings I, Inc., 9.75%
(d)(k)
........ 20,162 18,269,844
Wireless Telecommunication Services
— 0.0%
Ligado Networks LLC
(k)(q)
.............. 235,644 9,897,033
Total Preferred Stocks — 0.2%
(Cost: $64,988,692) .............................. 39,458,667
Total Preferred Securities — 1.1%
(Cost: $243,053,113) ............................. 186,540,909
Total Long-Term Investments — 93.9%
(Cost: $19,158,964,708) ........................... 16,771,740,241
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds
(r)(s)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 1.33% ................... 560,774,231 $ 560,774,231
SL Liquidity Series, LLC, Money Market Series,
1.73%
(t)
....................... 9,648,760 9,646,830
Total Short-Term Securities — 3.2%
(Cost: $570,419,386) ............................. 570,421,061
Total Investments Before Investments Sold Short — 97.1%
(Cost: $19,729,384,094 ) ........................... 17,342,161,302
Investments Sold Short
Common Stocks
Diversified Telecommunication Services — (0.0)%
Telesat Corp.
(e)
.................... (388) (4,334)
Total Common Stocks — (0.0)%
((Proceeds: $(5,919)) ............................ (4,334)
Total Investments Sold Short — (0.0)%
(Proceeds: $(5,919)) ............................. (4,334)
Total Investments Net of Investments Sold Short — 97.1%
(Cost: $19,729,378,175 ) ........................... 17,342,156,968
Other Assets Less Liabilities — 2.9% ................... 522,146,178
Net Assets — 100.0% .............................. $ 17,864,303,146

BlackRock High Yield Bond Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Non-income producing security.
(f)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $13,631,111, representing 0.08% of its net assets as of period end, and an original cost of $25,489,433.
(g)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(h)
All or a portion of this security is on loan.
(i)
Convertible security.
(j)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(k)
Perpetual security with no stated maturity date.
(l)
Issuer filed for bankruptcy and/or is in default.
(m)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(n)
Zero-coupon bond.
(o)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(p)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(q)
All or a portion of the security is held by a wholly-owned subsidiary.
(r)
Affiliate of the Fund.
(s)
Annualized 7-day yield as of period end.
(t)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
09/30/21
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/22
Shares
Held at
06/30/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 842,548,387 $ — $ (281,774,156) $ — $ — $ 560,774,231 560,774,231 $ 881,295 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 153,770,503 — (144,162,142) 37,087 1,382 9,646,830 9,648,760 1,215,975
(b)
—
iShares Broad USD High Yield
Corporate Bond ETF
(c)
..... — 122,265,000 (119,986,888) (2,278,112) — — — 1,175,899 —
iShares iBoxx $ High Yield
Corporate Bond ETF
(c)
..... — 2,531,746,973 (2,504,057,811) (27,689,162) — — — 3,148,168 —
$ (29,930,187) $ 1,382 $ 570,421,061 $ 6,421,337 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock High Yield Bond Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Short Contracts
Euro-BTP ............................................................... 46 09/08/22 $ 5,935 $ (164,521)
Euro-Bund .............................................................. 2 09/08/22 312 7,000
U.S. Treasury 10 Year Note ................................................... 671 09/21/22 79,398 788,525
U.S. Treasury Long Bond .................................................... 44 09/21/22 6,076 49,986
U.S. Treasury Ultra Bond .................................................... 794 09/21/22 121,606 3,012,048
$ 3,693,038
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 1,323,920 USD 1,390,657 Bank of America NA 09/21/22 $ 4,715
GBP 1,402,271 USD 1,707,914 Bank of New York Mellon 09/21/22 1,710
USD 183,945 EUR 173,000 ANZ Banking Group Ltd. 09/21/22 1,609
USD 440,180,023 EUR 410,654,000 BNP Paribas SA 09/21/22 7,362,041
USD 2,318,234 EUR 2,197,000 Natwest Markets plc 09/21/22 2,658
USD 81,565,604 GBP 65,040,000 Canadian Imperial Bank of Commerce 09/21/22 2,269,981
9,642,714
USD 1,268,894 EUR 1,208,000 State Street Bank and Trust Co. 09/21/22 (4,304)
USD 90,138 GBP 74,000 Commonwealth Bank of Australia 09/21/22 (82)
(4,386)
$ 9,638,328
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Casino Guichard Perrachon
SA ............. 5.00 % Quarterly
JPMorgan Chase Bank
NA 06/20/23 B EUR 1,100 $ (165,120) $ (96,455) $ (68,665)
CenturyLink, Inc. ...... 1.00 Quarterly Barclays Bank plc 06/20/23 NR USD 20,000 (247,952) (439,903) 191,951
Novafives SAS ....... 5.00 Quarterly Citibank NA 06/20/23 B- EUR 740 (85,942) (50,290) (35,652)
Novafives SAS ....... 5.00 Quarterly
Goldman Sachs
International 06/20/23 B- EUR 229 (26,564) (16,148) (10,416)
Novafives SAS ....... 5.00 Quarterly
Goldman Sachs
International 06/20/23 B- EUR 401 (46,603) (26,441) (20,162)
CenturyLink, Inc. ...... 1.00 Quarterly Barclays Bank plc 12/20/23 NR USD 5,176 (148,821) (117,007) (31,814)
CenturyLink, Inc. ...... 1.00 Quarterly Barclays Bank plc 06/20/25 NR USD 3,720 (333,685) (293,717) (39,968)
Faurecia SE ......... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/25 BB EUR 680 6,811 31,388 (24,577)
ADLER Real Estate AG . 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/25 CCC EUR 900 (290,301) 110,870 (401,171)
Virgin Media Finance plc . 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 B EUR 1,050 26,825 100,615 (73,790)
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 CCC EUR 700 (229,642) 58,538 (288,180)
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/26 CCC EUR 750 (246,046) 69,927 (315,973)
CMA CGM SA ........ 5.00 Quarterly
Credit Suisse
International 06/20/26 BB+ EUR 370 (5,331) 15,473 (20,804)

BlackRock High Yield Bond Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CMA CGM SA ........ 5.00 % Quarterly
Goldman Sachs
International 06/20/26 BB+ EUR 240 $ (3,458) $ 18,017 $ (21,475)
ADLER Real Estate AG . 5.00 Quarterly Bank of America NA 12/20/26 CCC EUR 30 (9,987) 661 (10,648)
ADLER Real Estate AG . 5.00 Quarterly Citibank NA 12/20/26 CCC EUR 400 (133,156) 8,814 (141,970)
ADLER Real Estate AG . 5.00 Quarterly
Goldman Sachs
International 12/20/26 CCC EUR 70 (23,302) (148) (23,154)
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/26 CCC EUR 310 (103,196) — (103,196)
ADLER Real Estate AG . 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/26 CCC EUR 130 (43,276) 552 (43,828)
CMA CGM SA ........ 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/26 BB+ EUR 351 (10,408) 24,302 (34,710)
CMA CGM SA ........ 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/26 BB+ EUR 520 (15,398) 20,616 (36,014)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly Bank of America NA 12/20/26 B+ EUR 700 (113,856) (27,413) (86,443)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly Barclays Bank plc 12/20/26 B+ EUR 543 (88,344) 21,302 (109,646)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly
Credit Suisse
International 12/20/26 B+ EUR 528 (85,872) 21,898 (107,770)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly
Credit Suisse
International 12/20/26 B+ EUR 1,405 (228,525) 54,691 (283,216)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/26 B+ EUR 1,405 (228,525) 64,285 (292,810)
K+S AG ............ 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/26 BB EUR 1,220 100,679 98,436 2,243
ADLER Real Estate AG . 5.00 Quarterly
Credit Suisse
International 06/20/27 CCC EUR 800 (269,551) (115,414) (154,137)
CMA CGM SA ........ 5.00 Quarterly Barclays Bank plc 06/20/27 BB+ EUR 140 (6,104) 4,381 (10,485)
CMA CGM SA ........ 5.00 Quarterly
Credit Suisse
International 06/20/27 BB+ EUR 2,820 (122,639) 128,680 (251,319)
CMA CGM SA ........ 5.00 Quarterly
Credit Suisse
International 06/20/27 BB+ EUR 774 (33,660) 26,218 (59,878)
CMA CGM SA ........ 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB+ EUR 207 (8,994) 7,453 (16,447)
CMA CGM SA ........ 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB+ EUR 778 (33,824) 28,523 (62,347)
CMA CGM SA ........ 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB+ EUR 731 (31,794) 26,812 (58,606)
Ladbrokes Group Finance
plc ............. 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB EUR 403 (67,402) (60,944) (6,458)
Ladbrokes Group Finance
plc ............. 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB EUR 473 (79,088) (52,349) (26,739)
Ladbrokes Group Finance
plc ............. 1.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB EUR 237 (39,544) (26,175) (13,369)
Novafives SAS ....... 5.00 Quarterly
Credit Suisse
International 06/20/27 B- EUR 390 (126,145) (97,000) (29,145)
$ (3,597,740) $ (476,952) $ (3,120,788)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

BlackRock High Yield Bond Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 day SOFR minus
1.40% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination
JPMorgan Chase Bank
NA 07/06/22 USD 1,000 $ (4,429,711) $ — $ (4,429,711)
1 day SOFR minus
2.10% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination
JPMorgan Chase Bank
NA 07/08/22 USD 1,000 (3,301,642) — (3,301,642)
1 day SOFR minus
2.10% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination
JPMorgan Chase Bank
NA 07/11/22 USD 1,000 (1,995,085) — (1,995,085)
1 day SOFR minus
1.75% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination
Merrill Lynch International
& Co. 07/15/22 USD 1,000 (435,393) — (435,393)
1 day SOFR minus
2.20% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination BNP Paribas SA 07/21/22 USD 1,000 (379,544) — (379,544)
1 day SOFR minus
1.25% ......... At Termination
SPDR® Bloomberg
High Yield Bond
ETF
At
Termination BNP Paribas SA 07/27/22 USD 1,000 (1,500,000) — (1,500,000)
1 day SOFR minus
1.75% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination BNP Paribas SA 07/27/22 USD 1,000 (970,000) — (970,000)
1 day SOFR minus
1.75% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF
At
Termination
Goldman Sachs
International 07/27/22 USD 900 (873,001) — (873,001)
1 day SOFR minus
2.25% ......... At Termination
iShares iBoxx
$ High Yield
Corporate Bond
ETF Quarterly
Merrill Lynch International
& Co. 07/28/22 USD 1,000 (5,112,837) — (5,112,837)
1 day SOFR ....... Quarterly
Markit iBoxx USD
Liquid High Yield
Index
At
Termination
Morgan Stanley & Co.
International plc 09/20/22 USD 39,000 (5,113,396) (292) (5,113,104)
1 day SOFR ....... Quarterly
Markit iBoxx USD
Liquid High Yield
Index
At
Termination
Morgan Stanley & Co.
International plc 09/20/22 USD 119,510 (15,827,169) (831) (15,826,338)
1 day SOFR ....... Quarterly
Markit iBoxx USD
Liquid High Yield
Index
At
Termination
JPMorgan Chase Bank
NA 12/20/22 USD 36,149 (4,825,258) (422) (4,824,836)
1 day SOFR ....... Quarterly
Markit iBoxx USD
Liquid High Yield
Index
At
Termination
JPMorgan Chase Bank
NA 12/20/22 USD 87,172 (11,288,424) (1,082) (11,287,342)
1 day SOFR ....... Quarterly
Markit iBoxx USD
Liquid High Yield
Index
At
Termination
Morgan Stanley & Co.
International plc 12/20/22 USD 23,044 (956,647) (8,242) (948,405)
1 day SOFR ....... Quarterly
Markit iBoxx USD
Liquid High Yield
Index
At
Termination
Morgan Stanley & Co.
International plc 12/20/22 USD 60,000 (3,999,855) (41,039) (3,958,816)
1 day SOFR ....... Quarterly
Markit iBoxx USD
Liquid High Yield
Index
At
Termination
Morgan Stanley & Co.
International plc 12/20/22 USD 106,143 (13,117,404) (2,537) (13,114,867)
1 day SOFR ....... Quarterly
Markit iBoxx USD
Liquid High Yield
Index
At
Termination
Morgan Stanley & Co.
International plc 12/20/22 USD 81,282 (10,887,332) (950) (10,886,382)

BlackRock High Yield Bond Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
i
OTC Total Return Swaps (continued)
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 day SOFR ....... Quarterly
Markit iBoxx USD
Liquid High Yield
Index
At
Termination
Morgan Stanley & Co.
International plc 12/20/22 USD 92,380 $ (5,458,194) $ (24,372) $ (5,433,822)
1 day SOFR ....... Quarterly
Markit iBoxx USD
Liquid High Yield
Index
At
Termination
Morgan Stanley & Co.
International plc 12/20/22 USD 59,961 (8,193,399) (701) (8,192,698)
1 day SOFR ....... Quarterly
Markit iBoxx USD
Liquid High Yield
Index
At
Termination BNP Paribas SA 03/20/23 USD 89,406 (3,733,637) (36,566) (3,697,071)
1 day SOFR ....... Quarterly
Markit iBoxx USD
Liquid High Yield
Index
At
Termination
JPMorgan Chase Bank
NA 03/20/23 USD 94,920 (6,436,593) (68,415) (6,368,178)
$ (108,834,521) $ (185,449) $ (108,649,072)
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day SOFR ......................................... Secured Overnight Financing Rate 1.09%
Glossary of Terms Used in this Report
Currency Abbreviation
EUR Euro
GBP British Pound
USD United States Dollar
Portfolio Abbreviation
CDI Crest Depository Interests
CLO Collateralized Loan Obligation
DAC Designated Activity Company
ESG Environmental, Social And Governance
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
LIBOR London Interbank Offered Rate
MSCI Morgan Stanley Capital International
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate

BlackRock High Yield Bond Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities .................................... $ — $ 22,183,173 $ — $ 22,183,173
Common Stocks
Building Products ....................................... 248,455 — — 248,455
Chemicals ............................................ 31,711,158 — — 31,711,158
Commercial Services & Supplies ............................. — — 3 3
Communications Equipment ................................ 3,320,596 — — 3,320,596
Containers & Packaging .................................. — 13,562,661 — 13,562,661
Diversified Telecommunication Services ........................ 538,775 — — 538,775
Electrical Equipment ..................................... 11,337,406 — — 11,337,406
Equity Real Estate Investment Trusts (REITs) .................... 8,932,290 — — 8,932,290
Hotels, Restaurants & Leisure .............................. — — — —
IT Services ........................................... 5,494,844 — — 5,494,844
Life Sciences Tools & Services .............................. 38,394,688 — — 38,394,688
Media ............................................... 4,547,108 — — 4,547,108
Metals & Mining ........................................ 22,993,471 — — 22,993,471
Oil, Gas & Consumable Fuels ............................... 96,683,032 — 40,679 96,723,711
Road & Rail ........................................... 10,383,777 — — 10,383,777
Semiconductors & Semiconductor Equipment .................... 23,916 — — 23,916
Software ............................................. 18,438,568 — — 18,438,568
Corporate Bonds
Aerospace & Defense .................................... — 542,958,638 — 542,958,638
Airlines .............................................. — 317,504,257 — 317,504,257
Auto Components ...................................... — 346,030,881 — 346,030,881
Automobiles .......................................... — 61,333,100 — 61,333,100
Banks ............................................... — 103,828,099 — 103,828,099
Biotechnology ......................................... — 5,261,935 — 5,261,935
Building Products ....................................... — 127,033,513 — 127,033,513

BlackRock High Yield Bond Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Level 1 Level 2 Level 3 Total
Capital Markets ........................................ $ — $ 80,436,866 $ 83,833 $ 80,520,699
Chemicals ............................................ — 395,079,581 — 395,079,581
Commercial Services & Supplies ............................. — 498,842,411 — 498,842,411
Communications Equipment ................................ — 110,560,204 — 110,560,204
Construction & Engineering ................................ — 37,426,260 — 37,426,260
Consumer Finance ...................................... — 254,829,111 — 254,829,111
Containers & Packaging .................................. — 346,806,475 — 346,806,475
Distributors ........................................... — 12,011,139 — 12,011,139
Diversified Consumer Services .............................. — 94,954,138 — 94,954,138
Diversified Financial Services ............................... — 177,729,004 — 177,729,004
Diversified Telecommunication Services ........................ — 1,117,119,492 — 1,117,119,492
Electric Utilities ........................................ — 116,071,382 — 116,071,382
Electrical Equipment ..................................... — 47,197,645 — 47,197,645
Electronic Equipment, Instruments & Components ................. — 62,735,912 — 62,735,912
Energy Equipment & Services .............................. — 128,656,075 — 128,656,075
Entertainment ......................................... — 229,365,540 — 229,365,540
Equity Real Estate Investment Trusts (REITs) .................... — 262,030,061 — 262,030,061
Food & Staples Retailing .................................. — 91,555,973 — 91,555,973
Food Products ......................................... — 263,241,531 — 263,241,531
Gas Utilities ........................................... — 4,336,062 — 4,336,062
Health Care Equipment & Supplies ........................... — 119,875,096 — 119,875,096
Health Care Providers & Services ............................ — 633,296,999 — 633,296,999
Health Care Technology .................................. — 12,381,795 — 12,381,795
Hotels, Restaurants & Leisure .............................. — 903,144,214 12,715,730 915,859,944
Household Durables ..................................... — 149,322,038 — 149,322,038
Household Products ..................................... — 28,497,173 — 28,497,173
Independent Power and Renewable Electricity Producers ............ — 50,701,254 — 50,701,254
Insurance ............................................ — 437,286,515 — 437,286,515
Interactive Media & Services ............................... — 30,383,520 — 30,383,520
Internet & Direct Marketing Retail ............................ — 42,076,647 — 42,076,647
IT Services ........................................... — 297,311,299 — 297,311,299
Leisure Products ....................................... — 38,644,568 — 38,644,568
Life Sciences Tools & Services .............................. — 62,296,730 — 62,296,730
Machinery ............................................ — 218,547,851 — 218,547,851
Marine .............................................. — 15,354,189 — 15,354,189
Media ............................................... — 1,051,324,083 — 1,051,324,083
Metals & Mining ........................................ — 356,137,725 — 356,137,725
Mortgage Real Estate Investment Trusts (REITs) .................. — 6,573,979 — 6,573,979
Multiline Retail ......................................... — 15,945,177 — 15,945,177
Oil, Gas & Consumable Fuels ............................... — 1,869,477,322 — 1,869,477,322
Paper & Forest Products .................................. — 592,367 — 592,367
Personal Products ...................................... — 10,610,140 — 10,610,140
Pharmaceuticals ....................................... — 136,158,790 — 136,158,790
Professional Services .................................... — 69,916,111 — 69,916,111
Real Estate Management & Development ....................... — 71,424,980 — 71,424,980
Road & Rail ........................................... — 205,900,645 — 205,900,645
Semiconductors & Semiconductor Equipment .................... — 93,186,265 — 93,186,265
Software ............................................. — 480,748,465 — 480,748,465
Specialty Retail ........................................ — 370,798,653 — 370,798,653
Technology Hardware, Storage & Peripherals .................... — 2,012,750 — 2,012,750
Textiles, Apparel & Luxury Goods ............................ — 27,928,197 — 27,928,197
Thrifts & Mortgage Finance ................................ — 61,607,437 — 61,607,437
Trading Companies & Distributors ............................ — 113,399,008 — 113,399,008
Transportation Infrastructure ............................... — 10,657,459 — 10,657,459
Water Utilities ......................................... — 1,338,652 — 1,338,652
Wireless Telecommunication Services ......................... — 195,555,855 — 195,555,855
Floating Rate Loan Interests
Aerospace & Defense .................................... — 113,064,224 — 113,064,224
Air Freight & Logistics .................................... — 7,177,820 — 7,177,820
Airlines .............................................. — 123,197,676 21,492,438 144,690,114
Auto Components ...................................... — 5,508,362 — 5,508,362
Beverages ........................................... — 6,964,349 1,742,400 8,706,749
Chemicals ............................................ — 72,194,543 — 72,194,543
Commercial Services & Supplies ............................. — — 20,781,890 20,781,890
Communications Equipment ................................ — 19,484,429 — 19,484,429
Construction & Engineering ................................ — 106,925,520 — 106,925,520

BlackRock High Yield Bond Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
Level 1 Level 2 Level 3 Total
Construction Materials .................................... $ — $ — $ 3,719,990 $ 3,719,990
Containers & Packaging .................................. — 18,649,270 — 18,649,270
Diversified Consumer Services .............................. — 3,546,762 7,470,060 11,016,822
Diversified Financial Services ............................... — 162,913,298 15,651,278 178,564,576
Diversified Telecommunication Services ........................ — 57,921,706 — 57,921,706
Food Products ......................................... — 1,572,603 — 1,572,603
Health Care Equipment & Supplies ........................... — 22,010,178 — 22,010,178
Health Care Providers & Services ............................ — 17,330,856 — 17,330,856
Health Care Technology .................................. — 166,853,732 48,133,640 214,987,372
Hotels, Restaurants & Leisure .............................. — 37,423,228 — 37,423,228
Household Durables ..................................... — 32,089,194 — 32,089,194
Insurance ............................................ — 33,879,270 — 33,879,270
Interactive Media & Services ............................... — 3,524,909 — 3,524,909
Internet & Direct Marketing Retail ............................ — — 8,233,061 8,233,061
IT Services ........................................... — 986,501 14,389,106 15,375,607
Leisure Products ....................................... — 5,603,964 — 5,603,964
Machinery ............................................ — 74,189,235 — 74,189,235
Media ............................................... — 133,792,732 342,864 134,135,596
Metals & Mining ........................................ — — 1,680,867 1,680,867
Oil, Gas & Consumable Fuels ............................... — 162,857,235 — 162,857,235
Pharmaceuticals ....................................... — 7,186,120 — 7,186,120
Professional Services .................................... — 33,695,176 — 33,695,176
Software ............................................. — 527,140,160 27,091,150 554,231,310
Specialty Retail ........................................ — 8,335,747 — 8,335,747
Textiles, Apparel & Luxury Goods ............................ — 37,058,726 — 37,058,726
Trading Companies & Distributors ............................ — 17,105,364 1,670,048 18,775,412
Transportation Infrastructure ............................... — 7,888,659 21,930,794 29,819,453
Wireless Telecommunication Services ......................... — — 14,281,965 14,281,965
Foreign Agency Obligations ................................. — 18,006,066 — 18,006,066
Investment Companies .................................... 3,367,421 — — 3,367,421
Other Interests .......................................... — 90,900 — 90,900
Preferred Securities
Banks ............................................... — 38,766,002 — 38,766,002
Capital Markets ........................................ — 57,736,073 11,291,790 69,027,863
Consumer Finance ...................................... — 9,243,750 — 9,243,750
Electric Utilities ........................................ — 27,625,000 — 27,625,000
Independent Power and Renewable Electricity Producers ............ — 13,711,417 — 13,711,417
Insurance ............................................ — — 18,269,844 18,269,844
Wireless Telecommunication Services ......................... — 9,897,033 — 9,897,033
Short-Term Securities
Money Market Funds ...................................... 560,774,231 — — 560,774,231
Liabilities
Investments Sold Short .................................... (4,334) — — (4,334)
$ 817,185,402 $ 16,264,242,856 $ 251,013,430 $ 17,332,441,688
Investments Valued at NAV
(a)
..................................... 9,715,280
$ —
$ 17,342,156,968
$ —
Derivative Financial Instruments
(b)
Assets
Credit contracts ........................................... $ — $ 194,194 $ — $ 194,194
Foreign currency exchange contracts ............................ — 9,642,714 — 9,642,714
Interest rate contracts ....................................... 3,857,559 — — 3,857,559
Liabilities
Credit contracts ........................................... — (3,314,982) — (3,314,982)
Equity contracts ........................................... — (18,997,213) — (18,997,213)
Foreign currency exchange contracts ............................ — (4,386) — (4,386)
Interest rate contracts ....................................... (164,521) (89,651,859) — (89,816,380)
$ 3,693,038 $ (102,131,532) $ — $ (98,438,494)
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

BlackRock High Yield Bond Portfolio

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2022
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Asset-
Backed
Securities
Common
Stocks
Corporate
Bonds
Floating
Rate
Loan
Interests
Preferred
Securities Total
Investments
Assets
Opening balance, as of September 30, 2021 ........................................... $ — $ 714,835 $ 33,677,831 $ 249,833,188 $ 31,722,497 $ 315,948,351
Transfers into Level 3 ......................................................... 200 3 13,094,180 80,564,174 — 93,658,557
Transfers out of Level 3 ........................................................ — (3) (334,763) (85,161,059) — (85,495,825)
Accrued discounts/premiums ..................................................... — — 9,016 282,195 — 291,211
Net realized gain (loss) ........................................................ — — 14,042,431 (483,796) — 13,558,635
Net change in unrealized depreciation
(a)
............................................. (200) (96,617) (12,500,128) (24,931,802) (2,160,863) (39,689,610)
Purchases ................................................................. — — — 39,823,281 — 39,823,281
Sales .................................................................... — (577,536) (35,189,004) (51,314,630) — (87,081,170)
Closing balance, as of June 30, 2022 ...............................................
$ — $ 40,682 $ 12,799,563 $ 208,611,551 $ 29,561,634 $ 251,013,430
Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2022
(a)
........
$ — $ 1 $ (471,523) $ (19,109,302) $ (2,160,863) $ (21,741,687)
(a)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2022 is generally due to investments no longer held or categorized as Level 3 at period end.
The Fund’s financial instruments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial instruments.